UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2016
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 55.0%

                 AEROSPACE & DEFENSE - 1.8%
         12,280  General Dynamics Corp...............................................  $    1,905,365
         10,177  Huntington Ingalls Industries, Inc..................................       1,561,355
          6,890  Lockheed Martin Corp................................................       1,651,671
          7,693  Northrop Grumman Corp...............................................       1,645,917
         12,579  Raytheon Co.........................................................       1,712,379
                                                                                       --------------
                                                                                            8,476,687
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.4%
         34,869  Expeditors International of Washington, Inc.........................       1,796,451
                                                                                       --------------

                 AUTO COMPONENTS - 0.4%
         16,804  Lear Corp...........................................................       2,036,981
                                                                                       --------------

                 AUTOMOBILES - 0.5%
         26,414  Thor Industries, Inc................................................       2,237,266
                                                                                       --------------

                 BANKS - 2.7%
         24,854  Bank of Hawaii Corp.................................................       1,804,898
         60,639  Cathay General Bancorp..............................................       1,866,468
         60,941  Columbia Banking System, Inc........................................       1,993,990
         35,700  Commerce Bancshares, Inc............................................       1,758,582
         25,129  South State Corp....................................................       1,885,680
        135,180  TCF Financial Corp..................................................       1,961,462
         36,130  Wells Fargo & Co....................................................       1,599,836
                                                                                       --------------
                                                                                           12,870,916
                                                                                       --------------

                 BEVERAGES - 1.0%
         37,723  Coca-Cola (The) Co..................................................       1,596,437
         17,697  Dr. Pepper Snapple Group, Inc.......................................       1,615,913
         16,143  PepsiCo, Inc........................................................       1,755,874
                                                                                       --------------
                                                                                            4,968,224
                                                                                       --------------

                 CAPITAL MARKETS - 2.9%
         19,033  Ameriprise Financial, Inc...........................................       1,898,922
         25,670  CBOE Holdings, Inc..................................................       1,664,700
         17,556  CME Group, Inc......................................................       1,834,953
         10,593  FactSet Research Systems, Inc.......................................       1,717,125
         11,760  MarketAxess Holdings, Inc...........................................       1,947,338
         20,911  Morningstar, Inc....................................................       1,657,615
         26,442  Nasdaq, Inc.........................................................       1,785,893
         23,435  T. Rowe Price Group, Inc............................................       1,558,428
                                                                                       --------------
                                                                                           14,064,974
                                                                                       --------------

                 CHEMICALS - 0.8%
         13,565  International Flavors & Fragrances, Inc.............................       1,939,388
          4,127  NewMarket Corp......................................................       1,771,804
                                                                                       --------------
                                                                                            3,711,192
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
         17,426  Cintas Corp.........................................................       1,962,168


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
         58,423  Rollins, Inc........................................................  $    1,710,625
                                                                                       --------------
                                                                                            3,672,793
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.4%
         59,604  Cisco Systems, Inc..................................................       1,890,639
                                                                                       --------------

                 CONSTRUCTION & ENGINEERING - 0.4%
         34,715  EMCOR Group, Inc....................................................       2,069,708
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.4%
         22,877  Avery Dennison Corp.................................................       1,779,602
                                                                                       --------------

                 DISTRIBUTORS - 0.3%
         16,889  Genuine Parts Co....................................................       1,696,500
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 1.5%
         36,990  AMETEK, Inc.........................................................       1,767,382
         32,783  Emerson Electric Co.................................................       1,787,001
         16,214  Hubbell, Inc........................................................       1,746,896
         14,893  Rockwell Automation, Inc............................................       1,822,010
                                                                                       --------------
                                                                                            7,123,289
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
         29,828  Amphenol Corp., Class A.............................................       1,936,434
         29,943  TE Connectivity, Ltd................................................       1,927,730
                                                                                       --------------
                                                                                            3,864,164
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 0.7%
         17,861  CVS Health Corp.....................................................       1,589,451
         23,419  Wal-Mart Stores, Inc................................................       1,688,978
                                                                                       --------------
                                                                                            3,278,429
                                                                                       --------------

                 FOOD PRODUCTS - 1.8%
         23,977  General Mills, Inc..................................................       1,531,651
         46,722  Hormel Foods Corp...................................................       1,772,165
         14,337  J&J Snack Foods Corp................................................       1,707,823
         37,574  Mondelez International, Inc., Class A...............................       1,649,499
         19,738  Sanderson Farms, Inc................................................       1,901,362
                                                                                       --------------
                                                                                            8,562,500
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
         43,501  Abbott Laboratories.................................................       1,839,657
         22,338  Danaher Corp........................................................       1,751,076
         27,044  ResMed, Inc.........................................................       1,752,181
                                                                                       --------------
                                                                                            5,342,914
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.4%
         13,021  Anthem, Inc.........................................................       1,631,662
         21,921  Cardinal Health, Inc................................................       1,703,262
         12,111  UnitedHealth Group, Inc.............................................       1,695,540


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
         12,752  Universal Health Services, Inc......................................  $    1,571,301
                                                                                       --------------
                                                                                            6,601,765
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.4%
         35,523  Cheesecake Factory (The), Inc.......................................       1,778,281
          9,973  Cracker Barrel Old Country Store, Inc...............................       1,318,630
         29,938  Starbucks Corp......................................................       1,620,843
         12,371  Vail Resorts, Inc...................................................       1,940,763
                                                                                       --------------
                                                                                            6,658,517
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.7%
         33,239  Church & Dwight Co., Inc............................................       1,592,813
         20,196  Procter & Gamble (The) Co...........................................       1,812,591
                                                                                       --------------
                                                                                            3,405,404
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 1.4%
          9,765  3M Co...............................................................       1,720,886
         16,182  Carlisle Cos., Inc..................................................       1,659,788
         14,701  Honeywell International, Inc........................................       1,713,989
         10,026  Roper Industries, Inc...............................................       1,829,444
                                                                                       --------------
                                                                                            6,924,107
                                                                                       --------------

                 INSURANCE - 10.2%
         23,698  AFLAC, Inc..........................................................       1,703,175
         48,663  Allied World Assurance Co. Holdings AG..............................       1,966,959
         24,446  Allstate (The) Corp.................................................       1,691,174
         23,131  American Financial Group, Inc.......................................       1,734,825
         27,933  AMERISAFE, Inc......................................................       1,641,902
         15,657  Aon PLC.............................................................       1,761,256
         32,949  Argo Group International Holdings, Ltd..............................       1,858,983
         36,870  Aspen Insurance Holdings, Ltd.......................................       1,717,773
         19,813  Assurant, Inc.......................................................       1,827,749
         31,091  Axis Capital Holdings, Ltd..........................................       1,689,174
         45,637  Brown & Brown, Inc..................................................       1,720,971
         13,084  Chubb, Ltd..........................................................       1,644,005
         25,461  Endurance Specialty Holdings, Ltd...................................       1,666,423
          9,362  Everest Re Group, Ltd...............................................       1,778,499
         42,517  First American Financial Corp.......................................       1,670,068
         20,208  Hanover Insurance Group (The), Inc..................................       1,524,087
         38,531  Hartford Financial Services (The) Group, Inc........................       1,649,897
         24,979  Marsh & McLennan Cos., Inc..........................................       1,679,838
         41,596  Principal Financial Group, Inc......................................       2,142,610
         31,934  ProAssurance Corp...................................................       1,675,896
         51,045  Progressive (The) Corp..............................................       1,607,918
         17,631  Reinsurance Group of America, Inc...................................       1,903,090
         14,562  RenaissanceRe Holdings, Ltd.........................................       1,749,770
         27,661  Torchmark Corp......................................................       1,767,261
         14,364  Travelers Cos., Inc.................................................       1,645,396
         53,791  Unum Group..........................................................       1,899,360
         35,193  Validus Holdings, Ltd...............................................       1,753,315


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
         51,336  XL Group, Ltd.......................................................  $    1,726,430
                                                                                       --------------
                                                                                           48,797,804
                                                                                       --------------

                 IT SERVICES - 3.8%
         15,095  Accenture PLC, Class A..............................................       1,844,156
         29,625  Amdocs, Ltd.........................................................       1,713,806
         18,612  Automatic Data Processing, Inc......................................       1,641,578
         26,228  Broadridge Financial Solutions, Inc.................................       1,777,996
         68,401  Convergys Corp......................................................       2,080,759
         11,265  International Business Machines Corp................................       1,789,445
         19,594  Jack Henry & Associates, Inc........................................       1,676,267
         19,419  MasterCard, Inc., Class A...........................................       1,976,272
         28,739  Paychex, Inc........................................................       1,663,126
         23,056  Visa, Inc., Class A.................................................       1,906,731
                                                                                       --------------
                                                                                           18,070,136
                                                                                       --------------

                 MACHINERY - 4.2%
         15,209  Cummins, Inc........................................................       1,949,033
         49,769  Donaldson Co., Inc..................................................       1,857,877
         21,649  Graco, Inc..........................................................       1,602,026
         20,829  IDEX Corp...........................................................       1,948,970
         16,417  Illinois Tool Works, Inc............................................       1,967,413
         28,944  Lincoln Electric Holdings, Inc......................................       1,812,473
         53,639  Mueller Industries, Inc.............................................       1,738,976
         15,826  Parker-Hannifin Corp................................................       1,986,638
         10,834  Snap-On, Inc........................................................       1,646,335
         38,776  Toro (The) Co.......................................................       1,816,268
         24,349  Wabtec Corp.........................................................       1,988,096
                                                                                       --------------
                                                                                           20,314,105
                                                                                       --------------

                 MEDIA - 0.7%
         20,985  Omnicom Group, Inc..................................................       1,783,725
         17,481  Walt Disney (The) Co................................................       1,623,286
                                                                                       --------------
                                                                                            3,407,011
                                                                                       --------------

                 MULTILINE RETAIL - 0.3%
         24,492  Target Corp.........................................................       1,682,111
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.7%
         18,242  Exxon Mobil Corp....................................................       1,592,162
         21,553  Phillips 66.........................................................       1,736,094
                                                                                       --------------
                                                                                            3,328,256
                                                                                       --------------

                 PERSONAL PRODUCTS - 0.3%
         18,789  Estee Lauder (The) Cos., Inc., Class A..............................       1,663,954
                                                                                       --------------

                 PHARMACEUTICALS - 0.7%
         14,098  Johnson & Johnson...................................................       1,665,397
         48,566  Pfizer, Inc.........................................................       1,644,930
                                                                                       --------------
                                                                                            3,310,327
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 PROFESSIONAL SERVICES - 1.1%
         13,318  Equifax, Inc........................................................  $    1,792,337
         26,578  ManpowerGroup, Inc..................................................       1,920,526
         44,812  Robert Half International, Inc......................................       1,696,582
                                                                                       --------------
                                                                                            5,409,445
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.7%
         16,121  PS Business Parks, Inc..............................................       1,830,862
          6,691  Public Storage .....................................................       1,493,030
                                                                                       --------------
                                                                                            3,323,892
                                                                                       --------------

                 ROAD & RAIL - 1.1%
         21,131  JB Hunt Transport Services, Inc.....................................       1,714,569
         24,904  Landstar System, Inc................................................       1,695,464
         19,599  Union Pacific Corp..................................................       1,911,491
                                                                                       --------------
                                                                                            5,321,524
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
         36,751  Linear Technology Corp..............................................       2,178,967
         31,922  QUALCOMM, Inc.......................................................       2,186,657
         55,810  Tessera Technologies, Inc...........................................       2,145,336
         27,294  Texas Instruments, Inc..............................................       1,915,493
                                                                                       --------------
                                                                                            8,426,453
                                                                                       --------------

                 SOFTWARE - 1.0%
         52,087  CA, Inc.............................................................       1,723,038
         15,322  Intuit, Inc.........................................................       1,685,573
         41,779  Oracle Corp.........................................................       1,641,079
                                                                                       --------------
                                                                                            5,049,690
                                                                                       --------------

                 SPECIALTY RETAIL - 1.8%
         31,170  Foot Locker, Inc....................................................       2,110,833
         13,390  Home Depot (The), Inc...............................................       1,723,025
         30,164  Ross Stores, Inc....................................................       1,939,545
         22,143  TJX (The) Cos., Inc.................................................       1,655,854
         18,755  Tractor Supply Co...................................................       1,263,149
                                                                                       --------------
                                                                                            8,692,406
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.9%
         16,060  Carter's, Inc.......................................................       1,392,563
         30,980  NIKE, Inc., Class B.................................................       1,631,097
         27,811  VF Corp.............................................................       1,558,806
                                                                                       --------------
                                                                                            4,582,466
                                                                                       --------------

                 THRIFTS & MORTGAGE FINANCE - 0.4%
        115,308  Northwest Bancshares, Inc...........................................       1,811,489
                                                                                       --------------

                 TOBACCO - 0.3%
         31,708  Reynolds American, Inc..............................................       1,495,032
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.4%
         38,522  Fastenal Co.........................................................       1,609,449
         24,236  MSC Industrial Direct Co., Inc., Class A............................       1,779,165
          7,525  W.W. Grainger, Inc..................................................       1,691,921


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
         12,155  Watsco, Inc.........................................................  $    1,712,639
                                                                                       --------------
                                                                                            6,793,174
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................     264,512,297
                 (Cost $246,504,786)                                                   --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES - 39.0%

                 AEROSPACE & DEFENSE - 0.8%
$        50,000  BAE Systems Holdings, Inc. (a)..........      4.75%       10/07/44            55,508
        100,000  Boeing (The) Co. .......................      1.65%       10/30/20           100,806
        250,000  Boeing (The) Co. .......................      2.35%       10/30/21           258,460
        100,000  Boeing (The) Co. .......................      2.20%       10/30/22           101,722
        175,000  Boeing (The) Co. .......................      1.88%       06/15/23           174,100
        150,000  Boeing (The) Co. .......................      2.50%       03/01/25           153,322
        100,000  Boeing (The) Co. .......................      2.60%       10/30/25           103,271
        175,000  Boeing (The) Co. .......................      2.25%       06/15/26           174,558
         25,000  Boeing (The) Co. .......................      6.63%       02/15/38            36,194
        150,000  Boeing (The) Co. .......................      3.50%       03/01/45           153,794
        150,000  Boeing (The) Co. .......................      3.38%       06/15/46           151,025
        300,000  Boeing Capital Corp. ...................      4.70%       10/27/19           330,490
        200,000  Lockheed Martin Corp. ..................      2.50%       11/23/20           206,655
        250,000  Lockheed Martin Corp. ..................      3.55%       01/15/26           270,672
        220,000  Lockheed Martin Corp. ..................      4.70%       05/15/46           262,497
        200,000  Northrop Grumman Corp. .................      5.05%       11/15/40           240,650
        250,000  United Technologies Corp. ..............      1.80%       06/01/17           251,227
        650,000  United Technologies Corp. ..............      3.10%       06/01/22           697,980
        100,000  United Technologies Corp. ..............      6.05%       06/01/36           133,815
        150,000  United Technologies Corp. ..............      4.50%       06/01/42           174,149
                                                                                       --------------
                                                                                            4,030,895
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.4%
        250,000  FedEx Corp. ............................      2.30%       02/01/20           255,834
        300,000  FedEx Corp. ............................      3.20%       02/01/25           315,680
         50,000  FedEx Corp. ............................      3.25%       04/01/26            52,837
        250,000  FedEx Corp. ............................      4.75%       11/15/45           286,746
        548,000  FedEx Corp. ............................      4.55%       04/01/46           611,260
        545,000  United Parcel Service, Inc. ............      2.45%       10/01/22           566,495
                                                                                       --------------
                                                                                            2,088,852
                                                                                       --------------

                 AIRLINES - 0.2%
        180,000  Southwest Airlines Co. .................      5.13%       03/01/17           182,836
        385,000  Southwest Airlines Co. .................      2.75%       11/06/19           397,748
        420,000  Southwest Airlines Co. .................      2.65%       11/05/20           431,436
                                                                                       --------------
                                                                                            1,012,020
                                                                                       --------------

                 BANKS - 5.9%
        657,000  Bank of America Corp. ..................      3.88%       03/22/17           664,667


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$     1,400,000  Bank of America Corp. ..................      2.60%       01/15/19    $    1,428,112
        250,000  Bank of America Corp. ..................      2.65%       04/01/19           255,619
        100,000  Bank of America Corp. ..................      2.63%       10/19/20           102,147
        600,000  Bank of America Corp. ..................      2.63%       04/19/21           610,196
        725,000  Bank of America Corp. ..................      5.70%       01/24/22           844,317
        450,000  Bank of America Corp. ..................      4.00%       04/01/24           485,713
        100,000  Bank of America Corp. ..................      4.00%       01/22/25           103,821
        300,000  Bank of America Corp. ..................      4.45%       03/03/26           322,584
        700,000  Bank of America Corp. ..................      3.50%       04/19/26           728,922
        225,000  Bank of America Corp. ..................      5.88%       02/07/42           294,412
        225,000  Bank of America Corp. ..................      4.88%       04/01/44           261,804
        500,000  Bank of America N.A. (b) ...............      1.29%       11/14/16           500,366
        600,000  Bank of America N.A. ...................      5.30%       03/15/17           610,556
      1,000,000  BB&T Corp. .............................      2.05%       05/10/21         1,011,094
        800,000  Citigroup, Inc. ........................      2.15%       07/30/18           807,451
        300,000  Citigroup, Inc. ........................      2.50%       09/26/18           304,907
        300,000  Citigroup, Inc. ........................      2.05%       06/07/19           302,480
        250,000  Citigroup, Inc. ........................      2.40%       02/18/20           253,330
        600,000  Citigroup, Inc. ........................      2.70%       03/30/21           613,668
        350,000  Citigroup, Inc. ........................      2.35%       08/02/21           351,761
        775,000  Citigroup, Inc. ........................      4.50%       01/14/22           856,951
        450,000  Citigroup, Inc. ........................      4.60%       03/09/26           481,509
        300,000  Citigroup, Inc. ........................      3.40%       05/01/26           310,586
        300,000  Citigroup, Inc. ........................      4.30%       11/20/26           315,283
        350,000  Citigroup, Inc. ........................      4.13%       07/25/28           356,649
        200,000  Citigroup, Inc. ........................      5.88%       01/30/42           256,947
        100,000  Citigroup, Inc. ........................      6.68%       09/13/43           132,054
         50,000  Citigroup, Inc. ........................      4.65%       07/30/45            56,667
        250,000  Citigroup, Inc. ........................      4.75%       05/18/46           263,231
        100,000  Citizens Financial Group, Inc. .........      2.38%       07/28/21           100,462
        500,000  Discover Bank ..........................      3.45%       07/27/26           503,938
        200,000  Fifth Third Bank .......................      1.63%       09/27/19           199,973
        600,000  HSBC Bank USA N.A. .....................      4.88%       08/24/20           651,692
        100,000  HSBC USA, Inc. .........................      1.50%       11/13/17            99,982
      1,000,000  HSBC USA, Inc. .........................      1.63%       01/16/18         1,000,737
        400,000  JPMorgan Chase & Co. ...................      1.85%       03/22/19           402,393
        400,000  JPMorgan Chase & Co. ...................      2.20%       10/22/19           406,452
        150,000  JPMorgan Chase & Co. ...................      2.55%       03/01/21           152,846
        550,000  JPMorgan Chase & Co. ...................      4.63%       05/10/21           609,469
        450,000  JPMorgan Chase & Co. ...................      2.40%       06/07/21           455,375
        325,000  JPMorgan Chase & Co. ...................      3.20%       01/25/23           339,181
        500,000  JPMorgan Chase & Co. ...................      2.70%       05/18/23           505,605
        400,000  JPMorgan Chase & Co. ...................      3.88%       02/01/24           431,735
        650,000  JPMorgan Chase & Co. ...................      3.30%       04/01/26           669,678
        100,000  JPMorgan Chase & Co. ...................      2.95%       10/01/26           100,388
        300,000  JPMorgan Chase & Co. ...................      4.13%       12/15/26           320,772
        400,000  JPMorgan Chase & Co. ...................      6.40%       05/15/38           552,299
        100,000  JPMorgan Chase & Co. ...................      4.85%       02/01/44           121,016
        150,000  JPMorgan Chase & Co. ...................      4.95%       06/01/45           168,425


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       437,000  JPMorgan Chase Bank N.A. ...............      6.00%       10/01/17    $      455,822
        250,000  Wachovia Corp. (b) .....................      1.05%       10/15/16           250,048
        600,000  Wells Fargo & Co. ......................      6.00%       11/15/17           630,818
        575,000  Wells Fargo & Co. ......................      2.13%       04/22/19           583,181
        200,000  Wells Fargo & Co. ......................      2.15%       01/30/20           201,552
        100,000  Wells Fargo & Co. ......................      2.55%       12/07/20           102,023
        900,000  Wells Fargo & Co. ......................      3.00%       01/22/21           933,666
        550,000  Wells Fargo & Co. ......................      2.50%       03/04/21           558,368
        300,000  Wells Fargo & Co. ......................      2.10%       07/26/21           299,177
        425,000  Wells Fargo & Co. ......................      3.30%       09/09/24           444,673
        550,000  Wells Fargo & Co. ......................      3.00%       04/22/26           555,860
        100,000  Wells Fargo & Co. ......................      4.10%       06/03/26           106,222
        200,000  Wells Fargo & Co. ......................      4.30%       07/22/27           215,829
        200,000  Wells Fargo & Co. ......................      3.90%       05/01/45           206,299
        100,000  Wells Fargo & Co. ......................      4.90%       11/17/45           110,367
        275,000  Wells Fargo & Co. ......................      4.40%       06/14/46           280,662
        250,000  Wells Fargo Bank N.A. ..................      1.75%       05/24/19           251,222
        200,000  Wells Fargo Bank N.A. ..................      5.95%       08/26/36           253,445
                                                                                       --------------
                                                                                           28,119,456
                                                                                       --------------

                 BEVERAGES - 1.3%
         63,000  Anheuser-Busch InBev Finance, Inc. .....      1.90%       02/01/19            63,644
        575,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.65%       02/01/21           593,935
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.50%       07/15/22           204,224
        375,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.30%       02/01/23           396,147
        600,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.65%       02/01/26           645,651
        625,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.70%       02/01/36           720,935
        775,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.90%       02/01/46           925,900
        250,000  Coca-Cola (The) Co. ....................      1.38%       05/30/19           250,712
        150,000  Coca-Cola (The) Co. ....................      1.88%       10/27/20           152,609
        250,000  Coca-Cola (The) Co. ....................      1.55%       09/01/21           249,540
        975,000  Coca-Cola (The) Co. ....................      3.20%       11/01/23         1,049,718
        100,000  Coca-Cola (The) Co. ....................      2.88%       10/27/25           105,479
        100,000  Coca-Cola (The) Co. ....................      2.55%       06/01/26           102,521
        250,000  Coca-Cola (The) Co. ....................      2.25%       09/01/26           248,686
        100,000  Molson Coors Brewing Co. ...............      2.10%       07/15/21           101,033
        250,000  Molson Coors Brewing Co. ...............      3.00%       07/15/26           252,251
        250,000  Molson Coors Brewing Co. ...............      4.20%       07/15/46           261,598
                                                                                       --------------
                                                                                            6,324,583
                                                                                       --------------

                 BIOTECHNOLOGY - 0.7%
        750,000  AbbVie, Inc. ...........................      1.75%       11/06/17           752,666
        250,000  AbbVie, Inc. ...........................      2.50%       05/14/20           255,083
        375,000  AbbVie, Inc. ...........................      2.90%       11/06/22           385,057
        150,000  AbbVie, Inc. ...........................      3.60%       05/14/25           157,072
        175,000  AbbVie, Inc. ...........................      4.40%       11/06/42           182,810
        100,000  AbbVie, Inc. ...........................      4.70%       05/14/45           108,110
        450,000  Amgen, Inc. ............................      2.70%       05/01/22           464,824
        200,000  Amgen, Inc. ............................      3.63%       05/22/24           214,653


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BIOTECHNOLOGY (CONTINUED)
$       100,000  Amgen, Inc. ............................      2.60%       08/19/26    $       98,289
        200,000  Amgen, Inc. ............................      5.38%       05/15/43           237,403
        100,000  Amgen, Inc. ............................      4.40%       05/01/45           105,473
        100,000  Gilead Sciences, Inc. ..................      2.95%       03/01/27           101,184
        125,000  Gilead Sciences, Inc. ..................      4.50%       02/01/45           133,808
        100,000  Gilead Sciences, Inc. ..................      4.15%       03/01/47           102,473
                                                                                       --------------
                                                                                            3,298,905
                                                                                       --------------

                 BUILDING PRODUCTS - 0.0%
        100,000  Masco Corp. ............................      3.50%       04/01/21           104,000
                                                                                       --------------

                 CAPITAL MARKETS - 3.3%
        120,000  Bear Stearns (The) Cos., LLC (b) .......      1.20%       11/21/16           120,018
        590,000  Goldman Sachs Group (The), Inc. ........      5.75%       10/01/16           590,000
        825,000  Goldman Sachs Group (The), Inc. ........      6.15%       04/01/18           879,032
        300,000  Goldman Sachs Group (The), Inc. ........      2.00%       04/25/19           302,180
        600,000  Goldman Sachs Group (The), Inc. ........      2.55%       10/23/19           613,630
        350,000  Goldman Sachs Group (The), Inc. ........      2.60%       04/23/20           356,019
        700,000  Goldman Sachs Group (The), Inc. ........      2.63%       04/25/21           711,551
        500,000  Goldman Sachs Group (The), Inc. ........      2.35%       11/15/21           499,437
        700,000  Goldman Sachs Group (The), Inc. ........      3.63%       01/22/23           740,624
        600,000  Goldman Sachs Group (The), Inc. ........      4.00%       03/03/24           645,312
        150,000  Goldman Sachs Group (The), Inc. ........      3.50%       01/23/25           155,399
        600,000  Goldman Sachs Group (The), Inc. ........      4.25%       10/21/25           632,624
        550,000  Goldman Sachs Group (The), Inc. ........      3.75%       02/25/26           578,634
        400,000  Goldman Sachs Group (The), Inc. ........      6.25%       02/01/41           524,859
         50,000  Goldman Sachs Group (The), Inc. ........      4.75%       10/21/45            56,342
      1,248,000  Morgan Stanley (b) .....................      1.13%       10/18/16         1,248,177
      1,350,000  Morgan Stanley .........................      5.75%       10/18/16         1,352,361
        450,000  Morgan Stanley .........................      2.13%       04/25/18           453,956
        695,000  Morgan Stanley .........................      2.50%       01/24/19           708,572
        150,000  Morgan Stanley .........................      2.45%       02/01/19           152,789
        400,000  Morgan Stanley .........................      2.65%       01/27/20           409,069
        750,000  Morgan Stanley .........................      2.50%       04/21/21           760,190
        550,000  Morgan Stanley .........................      5.50%       07/28/21           627,962
        300,000  Morgan Stanley .........................      3.75%       02/25/23           319,081
        450,000  Morgan Stanley .........................      3.88%       04/29/24           482,062
        450,000  Morgan Stanley .........................      3.88%       01/27/26           478,694
        250,000  Morgan Stanley .........................      3.13%       07/27/26           252,024
        250,000  Morgan Stanley .........................      4.35%       09/08/26           267,441
        350,000  Morgan Stanley .........................      6.38%       07/24/42           478,639
        100,000  Morgan Stanley .........................      4.30%       01/27/45           107,492
        300,000  Nasdaq, Inc. ...........................      3.85%       06/30/26           314,536
                                                                                       --------------
                                                                                           15,818,706
                                                                                       --------------

                 CHEMICALS - 0.2%
        525,000  Dow Chemical (The) Co. .................      8.55%       05/15/19           616,113
        200,000  Dow Chemical (The) Co. .................      3.00%       11/15/22           208,064
         25,000  Dow Chemical (The) Co. .................      4.25%       10/01/34            25,912
         75,000  Dow Chemical (The) Co. .................      4.63%       10/01/44            79,781


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CHEMICALS (CONTINUED)
$       228,000  Eastman Chemical Co. ...................      4.65%       10/15/44    $      233,524
                                                                                       --------------
                                                                                            1,163,394
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.1%
        250,000  Republic Services, Inc. ................      2.90%       07/01/26           253,990
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.4%
        100,000  Cisco Systems, Inc. ....................      1.40%       09/20/19           100,131
        100,000  Cisco Systems, Inc. ....................      2.45%       06/15/20           103,598
        100,000  Cisco Systems, Inc. ....................      2.20%       02/28/21           102,382
        100,000  Cisco Systems, Inc. ....................      1.85%       09/20/21           100,670
        100,000  Cisco Systems, Inc. ....................      3.00%       06/15/22           107,175
        100,000  Cisco Systems, Inc. ....................      2.60%       02/28/23           103,250
        100,000  Cisco Systems, Inc. ....................      2.20%       09/20/23           100,890
        500,000  Cisco Systems, Inc. ....................      3.63%       03/04/24           550,664
        100,000  Cisco Systems, Inc. ....................      2.95%       02/28/26           105,479
        100,000  Cisco Systems, Inc. ....................      2.50%       09/20/26           101,298
        225,000  Cisco Systems, Inc. ....................      5.90%       02/15/39           302,039
                                                                                       --------------
                                                                                            1,777,576
                                                                                       --------------

                 CONSUMER FINANCE - 2.2%
        400,000  American Express Centurion Bank ........      6.00%       09/13/17           417,259
         50,000  American Express Co. ...................      8.13%       05/20/19            58,218
        450,000  American Express Co. ...................      3.63%       12/05/24           469,112
        800,000  American Express Credit Corp. ..........      2.13%       07/27/18           811,769
        200,000  American Express Credit Corp. ..........      1.88%       11/05/18           201,694
        150,000  American Express Credit Corp. ..........      2.60%       09/14/20           154,448
        575,000  American Express Credit Corp. ..........      2.25%       05/05/21           584,194
        550,000  Capital One Financial Corp. ............      3.75%       04/24/24           584,878
        350,000  Capital One Financial Corp. ............      3.75%       07/28/26           351,952
        250,000  Capital One N.A. .......................      2.25%       09/13/21           250,196
        750,000  Caterpillar Financial Services Corp. ...      1.70%       08/09/21           744,665
        150,000  Caterpillar Financial Services Corp. ...      3.25%       12/01/24           159,826
        250,000  Ford Motor Credit Co., LLC .............      8.00%       12/15/16           253,552
      1,700,000  Ford Motor Credit Co., LLC (b) .........      1.66%       01/17/17         1,701,450
        400,000  Ford Motor Credit Co., LLC .............      2.88%       10/01/18           407,844
        500,000  Ford Motor Credit Co., LLC .............      1.90%       08/12/19           499,623
        200,000  Ford Motor Credit Co., LLC .............      2.46%       03/27/20           202,033
        100,000  Ford Motor Credit Co., LLC .............      3.22%       01/09/22           102,736
        450,000  Ford Motor Credit Co., LLC .............      3.10%       05/04/23           453,873
        725,000  Ford Motor Credit Co., LLC .............      4.38%       08/06/23           780,552
        350,000  Ford Motor Credit Co., LLC .............      4.13%       08/04/25           369,945
        100,000  General Motors Financial Co., Inc. .....      2.40%       05/09/19           100,627
        400,000  General Motors Financial Co., Inc. .....      4.20%       03/01/21           421,361
        250,000  General Motors Financial Co., Inc. .....      3.20%       07/06/21           253,344
        200,000  General Motors Financial Co., Inc. .....      5.25%       03/01/26           220,060
                                                                                       --------------
                                                                                           10,555,211
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.1%
        100,000  International Paper Co. ................      3.00%       02/15/27           100,105


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CONTAINERS & PACKAGING (CONTINUED)
$       150,000  International Paper Co. ................      4.40%       08/15/47    $      152,327
                                                                                       --------------
                                                                                              252,432
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.3%
        175,000  Berkshire Hathaway, Inc. ...............      2.20%       03/15/21           180,121
        125,000  Berkshire Hathaway, Inc. ...............      2.75%       03/15/23           130,011
        425,000  Berkshire Hathaway, Inc. ...............      3.13%       03/15/26           447,237
        350,000  Diamond 1 Finance Corp./Diamond 2
                   Finance Corp. ........................      3.48%       06/01/19           360,192
        250,000  Diamond 1 Finance Corp./Diamond 2
                  Finance Corp. .........................      4.42%       06/15/21           261,552
                                                                                       --------------
                                                                                            1,379,113
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
        850,000  AT&T, Inc. .............................      1.70%       06/01/17           852,689
        500,000  AT&T, Inc. .............................      2.30%       03/11/19           508,693
        300,000  AT&T, Inc. .............................      2.45%       06/30/20           305,809
        250,000  AT&T, Inc. .............................      2.80%       02/17/21           257,496
        275,000  AT&T, Inc. .............................      3.88%       08/15/21           297,176
        300,000  AT&T, Inc. .............................      3.00%       06/30/22           308,827
        150,000  AT&T, Inc. .............................      3.60%       02/17/23           158,334
        150,000  AT&T, Inc. .............................      3.90%       03/11/24           160,828
        350,000  AT&T, Inc. .............................      3.40%       05/15/25           360,246
        650,000  AT&T, Inc. .............................      4.13%       02/17/26           703,733
        100,000  AT&T, Inc. .............................      4.50%       05/15/35           105,397
        425,000  AT&T, Inc. .............................      4.80%       06/15/44           447,855
        250,000  AT&T, Inc. .............................      4.75%       05/15/46           262,663
        550,000  AT&T, Inc. .............................      5.65%       02/15/47           650,754
      1,544,000  Verizon Communications, Inc. (b) .......      1.23%       06/09/17         1,546,399
        150,000  Verizon Communications, Inc. ...........      1.35%       06/09/17           150,210
        450,000  Verizon Communications, Inc. (b) .......      1.63%       06/17/19           454,594
        250,000  Verizon Communications, Inc. ...........      1.38%       08/15/19           248,969
      1,006,000  Verizon Communications, Inc. ...........      2.63%       02/21/20         1,035,416
        250,000  Verizon Communications, Inc. ...........      1.75%       08/15/21           247,553
        525,000  Verizon Communications, Inc. ...........      5.15%       09/15/23           612,496
        650,000  Verizon Communications, Inc. ...........      3.50%       11/01/24           694,527
        100,000  Verizon Communications, Inc. ...........      2.63%       08/15/26            98,359
        231,000  Verizon Communications, Inc. ...........      4.27%       01/15/36           241,476
        298,000  Verizon Communications, Inc. ...........      4.13%       08/15/46           299,348
        350,000  Verizon Communications, Inc. ...........      4.86%       08/21/46           393,642
        249,000  Verizon Communications, Inc. ...........      5.01%       08/21/54           276,186
        522,000  Verizon Communications, Inc. ...........      4.67%       03/15/55           551,624
                                                                                       --------------
                                                                                           12,231,299
                                                                                       --------------

                 ELECTRIC UTILITIES - 3.6%
        100,000  Alabama Power Co. ......................      3.75%       03/01/45           104,063
        675,000  American Electric Power Co., Inc. ......      1.65%       12/15/17           676,459
        250,000  American Electric Power Co., Inc. ......      2.95%       12/15/22           261,510
        300,000  Appalachian Power Co. ..................      4.40%       05/15/44           325,519


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       250,000  Baltimore Gas & Electric Co. ...........      2.40%       08/15/26    $      248,989
        250,000  Baltimore Gas & Electric Co. ...........      3.50%       08/15/46           250,646
        240,000  CenterPoint Energy Houston Electric
                   LLC ..................................      2.25%       08/01/22           244,822
        250,000  CenterPoint Energy Houston Electric
                   LLC ..................................      2.40%       09/01/26           251,736
        295,000  CenterPoint Energy Houston Electric
                   LLC ..................................      4.50%       04/01/44           350,724
        200,000  Commonwealth Edison Co. ................      2.55%       06/15/26           202,834
        300,000  Commonwealth Edison Co. ................      3.40%       09/01/21           322,811
        300,000  Commonwealth Edison Co. ................      3.70%       03/01/45           310,614
        400,000  Commonwealth Edison Co. ................      3.65%       06/15/46           410,544
        575,000  Constellation Energy Group, Inc. .......      5.15%       12/01/20           639,946
        100,000  Duke Energy Carolinas LLC ..............      2.50%       03/15/23           103,327
        350,000  Duke Energy Carolinas LLC ..............      6.00%       01/15/38           473,490
         50,000  Duke Energy Carolinas LLC ..............      3.75%       06/01/45            52,293
        100,000  Duke Energy Carolinas LLC ..............      3.88%       03/15/46           105,931
        500,000  Duke Energy Corp. ......................      2.15%       11/15/16           500,441
        200,000  Duke Energy Corp. ......................      2.10%       06/15/18           202,379
        250,000  Duke Energy Corp. ......................      1.80%       09/01/21           248,955
        300,000  Duke Energy Corp. ......................      3.55%       09/15/21           322,383
         51,000  Duke Energy Corp. ......................      2.65%       09/01/26            50,153
        350,000  Duke Energy Corp. ......................      3.75%       09/01/46           340,926
        250,000  Duke Energy Florida LLC ................      3.40%       10/01/46           244,458
        100,000  Duke Energy Indiana LLC ................      3.75%       05/15/46           103,883
        250,000  Duke Energy Progress LLC ...............      3.70%       10/15/46           258,339
        350,000  Entergy Corp. ..........................      2.95%       09/01/26           351,303
        200,000  Exelon Corp. ...........................      2.45%       04/15/21           204,208
         50,000  Exelon Corp. ...........................      3.95%       06/15/25            54,028
         50,000  Exelon Corp. ...........................      5.10%       06/15/45            58,241
        250,000  Exelon Corp. ...........................      4.45%       04/15/46           269,681
        350,000  Florida Power & Light Co. ..............      3.25%       06/01/24           375,350
        210,000  Florida Power & Light Co. ..............      4.05%       06/01/42           234,535
        100,000  Indiana Michigan Power Co. .............      4.55%       03/15/46           113,023
        410,000  Metropolitan Edison Co. (a).............      3.50%       03/15/23           422,003
        125,000  Monongahela Power Co. (a)...............      5.40%       12/15/43           158,483
        150,000  Ohio Edison Co. ........................      6.88%       07/15/36           199,629
        295,000  Pacific Gas & Electric Co. .............      5.63%       11/30/17           309,870
        250,000  Pacific Gas & Electric Co. .............      3.50%       06/15/25           271,476
        100,000  Pacific Gas & Electric Co. .............      2.95%       03/01/26           104,365
        600,000  Pacific Gas & Electric Co. .............      4.30%       03/15/45           675,827
        100,000  Pacific Gas & Electric Co. .............      4.25%       03/15/46           112,885
        100,000  Public Service Electric & Gas Co. ......      1.90%       03/15/21           101,615
        195,000  Public Service Electric & Gas Co. ......      2.38%       05/15/23           199,294
        250,000  Public Service Electric & Gas Co. ......      2.25%       09/15/26           249,471
        275,000  Public Service Electric & Gas Co. ......      3.95%       05/01/42           302,638
        100,000  Public Service Electric & Gas Co. ......      3.80%       03/01/46           108,999
        550,000  Southern (The) Co. .....................      1.85%       07/01/19           554,694
        815,000  Southern (The) Co. .....................      2.35%       07/01/21           831,479


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       250,000  Southern (The) Co. .....................      3.25%       07/01/26    $      259,465
        400,000  Southern (The) Co. .....................      4.25%       07/01/36           425,804
        425,000  Southern (The) Co. .....................      4.40%       07/01/46           460,515
        200,000  Southern California Edison Co. .........      3.50%       10/01/23           218,195
        200,000  Southern California Edison Co. .........      3.60%       02/01/45           209,300
        250,000  Southern Power Co. .....................      1.85%       12/01/17           251,662
        500,000  Southwestern Electric Power Co. ........      2.75%       10/01/26           500,522
        100,000  Southwestern Electric Power Co. ........      6.20%       03/15/40           128,970
        200,000  Virginia Electric & Power Co. ..........      3.45%       02/15/24           216,880
        100,000  Virginia Electric & Power Co. ..........      3.15%       01/15/26           105,932
        475,000  Virginia Electric & Power Co. ..........      4.45%       02/15/44           545,861
                                                                                       --------------
                                                                                           17,194,378
                                                                                       --------------

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.2%
        250,000  American Tower Corp. ...................      2.25%       01/15/22           249,799
        100,000  American Tower Corp. ...................      3.13%       01/15/27            99,752
        500,000  Crown Castle International Corp. .......      2.25%       09/01/21           500,172
        100,000  Liberty Property L.P. ..................      3.25%       10/01/26           100,974
                                                                                       --------------
                                                                                              950,697
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.3%
        600,000  CVS Health Corp. .......................      1.90%       07/20/18           606,072
        150,000  CVS Health Corp. .......................      2.80%       07/20/20           155,545
        600,000  CVS Health Corp. .......................      2.13%       06/01/21           606,748
        700,000  CVS Health Corp. .......................      4.00%       12/05/23           772,186
        178,000  CVS Health Corp. .......................      3.88%       07/20/25           194,129
        150,000  CVS Health Corp. .......................      2.88%       06/01/26           152,535
        675,000  CVS Health Corp. .......................      5.13%       07/20/45           829,313
        200,000  Kroger (The) Co. .......................      3.50%       02/01/26           215,309
        250,000  Kroger (The) Co. .......................      2.65%       10/15/26           248,676
        300,000  Kroger (The) Co. .......................      5.15%       08/01/43           361,546
        250,000  Kroger (The) Co. .......................      3.88%       10/15/46           252,676
        100,000  Sysco Corp. ............................      2.50%       07/15/21           102,256
        100,000  Sysco Corp. ............................      3.30%       07/15/26           103,875
        150,000  Sysco Corp. ............................      4.50%       04/01/46           164,245
        325,000  Wal-Mart Stores, Inc. ..................      3.30%       04/22/24           354,369
        200,000  Wal-Mart Stores, Inc. ..................      4.30%       04/22/44           235,535
        200,000  Walgreens Boots Alliance, Inc. .........      3.10%       06/01/23           206,592
        400,000  Walgreens Boots Alliance, Inc. .........      3.45%       06/01/26           416,081
        200,000  Walgreens Boots Alliance, Inc. .........      4.65%       06/01/46           217,722
                                                                                       --------------
                                                                                            6,195,410
                                                                                       --------------

                 FOOD PRODUCTS - 0.3%
        100,000  Kraft Heinz Foods Co. ..................      2.80%       07/02/20           103,722
        450,000  Kraft Heinz Foods Co. ..................      3.50%       07/15/22           478,817
        200,000  Kraft Heinz Foods Co. ..................      3.95%       07/15/25           216,782
        150,000  Kraft Heinz Foods Co. ..................      3.00%       06/01/26           151,505
        200,000  Kraft Heinz Foods Co. ..................      5.00%       06/04/42           230,672


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
$       150,000  Kraft Heinz Foods Co. ..................      5.20%       07/15/45    $      178,099
        200,000  Kraft Heinz Foods Co. ..................      4.38%       06/01/46           212,495
                                                                                       --------------
                                                                                            1,572,092
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
        300,000  Becton Dickinson and Co. ...............      3.73%       12/15/24           325,916
        200,000  Becton Dickinson and Co. ...............      4.69%       12/15/44           229,026
         50,000  Medtronic, Inc. ........................      1.50%       03/15/18            50,236
        300,000  Medtronic, Inc. ........................      2.50%       03/15/20           310,441
        750,000  Medtronic, Inc. ........................      3.15%       03/15/22           798,063
        600,000  Medtronic, Inc. ........................      3.50%       03/15/25           646,831
        900,000  Medtronic, Inc. ........................      4.63%       03/15/45         1,060,156
                                                                                       --------------
                                                                                            3,420,669
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.9%
        715,000  Aetna, Inc. ............................      2.80%       06/15/23           731,201
        250,000  Aetna, Inc. ............................      3.50%       11/15/24           264,609
        339,000  Aetna, Inc. ............................      4.75%       03/15/44           383,630
        750,000  UnitedHealth Group, Inc. ...............      1.63%       03/15/19           754,724
        275,000  UnitedHealth Group, Inc. ...............      4.70%       02/15/21           307,862
        100,000  UnitedHealth Group, Inc. ...............      2.13%       03/15/21           101,924
        550,000  UnitedHealth Group, Inc. ...............      2.88%       12/15/21           580,004
        100,000  UnitedHealth Group, Inc. ...............      3.75%       07/15/25           109,940
        250,000  UnitedHealth Group, Inc. ...............      3.10%       03/15/26           261,513
        150,000  UnitedHealth Group, Inc. ...............      6.88%       02/15/38           220,262
        573,000  UnitedHealth Group, Inc. ...............      4.75%       07/15/45           688,870
                                                                                       --------------
                                                                                            4,404,539
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.1%
        330,000  McDonald's Corp. .......................      2.10%       12/07/18           335,218
        150,000  McDonald's Corp. .......................      3.70%       01/30/26           161,689
        100,000  McDonald's Corp. .......................      4.88%       12/09/45           116,533
                                                                                       --------------
                                                                                              613,440
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.3%
        250,000  Newell Brands, Inc. ....................      3.15%       04/01/21           260,734
        100,000  Newell Brands, Inc. ....................      4.00%       12/01/24           106,417
        350,000  Newell Brands, Inc. ....................      4.20%       04/01/26           381,629
        525,000  Newell Brands, Inc. ....................      5.50%       04/01/46           638,386
                                                                                       --------------
                                                                                            1,387,166
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.1%
        100,000  Proctor & Gamble (The) Co. .............      1.85%       02/02/21           101,888
        100,000  Proctor & Gamble (The) Co. .............      2.70%       02/02/26           105,252
                                                                                       --------------
                                                                                              207,140
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                   PRODUCERS - 0.2%
        250,000  NextEra Energy Capital Holdings,
                   Inc. .................................      2.06%       09/01/17           251,413
        250,000  NextEra Energy Capital Holdings,
                   Inc. .................................      2.30%       04/01/19           254,120


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                   PRODUCERS (CONTINUED)
$       525,000  NextEra Energy Capital Holdings,
                   Inc. .................................      2.40%       09/15/19    $      535,634
                                                                                       --------------
                                                                                            1,041,167
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.3%
        250,000  3M Co. .................................      1.63%       09/19/21           250,806
        250,000  3M Co. .................................      2.25%       09/19/26           250,004
        250,000  3M Co. .................................      3.13%       09/19/46           247,788
        129,000  General Electric Capital Corp. .........      6.75%       03/15/32           181,579
        425,000  General Electric Co. ...................      4.50%       03/11/44           490,488
                                                                                       --------------
                                                                                            1,420,665
                                                                                       --------------

                 INSURANCE - 1.0%
        400,000  American International Group, Inc. .....      3.38%       08/15/20           422,469
        200,000  American International Group, Inc. .....      4.13%       02/15/24           215,847
        100,000  American International Group, Inc. .....      3.90%       04/01/26           106,000
         50,000  American International Group, Inc. .....      3.88%       01/15/35            49,187
        300,000  American International Group, Inc. .....      6.25%       05/01/36           370,807
        490,000  Chubb INA Holdings, Inc. ...............      2.30%       11/03/20           503,028
        200,000  Chubb INA Holdings, Inc. ...............      2.88%       11/03/22           210,273
        350,000  Chubb INA Holdings, Inc. ...............      3.35%       05/03/26           375,217
        600,000  Chubb INA Holdings, Inc. ...............      4.35%       11/03/45           695,317
        150,000  Hartford Financial Services Group (The),
                   Inc. .................................      5.95%       10/15/36           179,532
        100,000  MetLife, Inc. ..........................      3.00%       03/01/25           101,866
        150,000  MetLife, Inc. ..........................      3.60%       11/13/25           158,416
        300,000  MetLife, Inc. ..........................      4.88%       11/13/43           333,130
         20,000  MetLife, Inc. ..........................      4.60%       05/13/46            21,696
        275,000  Prudential Financial, Inc. .............      4.60%       05/15/44           294,867
        325,000  Travelers (The) Cos., Inc. .............      6.75%       06/20/36           472,874
         80,000  Travelers (The) Cos., Inc. .............      3.75%       05/15/46            84,760
                                                                                       --------------
                                                                                            4,595,286
                                                                                       --------------

                 IT SERVICES - 0.8%
        250,000  Fidelity National Information Services,
                   Inc. .................................      2.25%       08/15/21           251,731
        250,000  Fidelity National Information Services,
                   Inc. .................................      3.00%       08/15/26           248,069
        100,000  Fidelity National Information Services,
                   Inc. .................................      4.50%       08/15/46           100,430
        500,000  International Business Machines
                   Corp. ................................      1.63%       05/15/20           505,386
        100,000  International Business Machines
                   Corp. ................................      3.63%       02/12/24           108,991
        500,000  Visa, Inc. .............................      2.20%       12/14/20           513,088
        750,000  Visa, Inc. .............................      2.80%       12/14/22           786,903
        550,000  Visa, Inc. .............................      3.15%       12/14/25           581,662
        303,000  Visa, Inc. .............................      4.15%       12/14/35           343,655
        450,000  Visa, Inc. .............................      4.30%       12/14/45           521,407
                                                                                       --------------
                                                                                            3,961,322
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MACHINERY - 0.2%
$       650,000  Caterpillar, Inc. ......................      3.90%       05/27/21    $      711,718
                                                                                       --------------

                 MEDIA - 1.6%
        150,000  21st Century Fox America, Inc. .........      3.00%       09/15/22           156,415
        175,000  21st Century Fox America, Inc. .........      5.40%       10/01/43           209,191
         50,000  21st Century Fox America, Inc. .........      4.95%       10/15/45            56,910
        610,000  Charter Communications Operating
                   LLC/Charter Communications Operating
                   Capital (a) ..........................      4.91%       07/23/25           674,050
        500,000  Charter Communications Operating
                   LLC/Charter Communications Operating
                   Capital (a) ..........................      6.48%       10/23/45           606,825
        300,000  Comcast Corp. ..........................      1.63%       01/15/22           297,718
        200,000  Comcast Corp. ..........................      3.38%       08/15/25           215,169
        200,000  Comcast Corp. ..........................      3.15%       03/01/26           211,466
        300,000  Comcast Corp. ..........................      2.35%       01/15/27           296,410
         50,000  Comcast Corp. ..........................      3.20%       07/15/36            49,011
        100,000  Comcast Corp. ..........................      4.60%       08/15/45           115,785
        400,000  Comcast Corp. ..........................      3.40%       07/15/46           389,919
        200,000  Discovery Communications LLC ...........      4.90%       03/11/26           217,701
        100,000  Time Warner Cable LLC ..................      8.75%       02/14/19           115,389
        329,000  Time Warner Cable, Inc. ................      6.75%       07/01/18           357,627
        200,000  Time Warner Cable, Inc. ................      4.50%       09/15/42           191,567
        350,000  Time Warner, Inc. ......................      4.88%       03/15/20           386,876
        150,000  Time Warner, Inc. ......................      3.60%       07/15/25           159,849
        100,000  Time Warner, Inc. ......................      2.95%       07/15/26           101,399
        200,000  Time Warner, Inc. ......................      6.50%       11/15/36           259,294
         50,000  Time Warner, Inc. ......................      4.85%       07/15/45            56,118
         50,000  Viacom, Inc. ...........................      2.75%       12/15/19            50,826
        250,000  Viacom, Inc. ...........................      2.25%       02/04/22           249,110
        125,000  Viacom, Inc. ...........................      3.88%       04/01/24           129,036
        250,000  Viacom, Inc. ...........................      3.45%       10/04/26           250,377
        500,000  Walt Disney (The) Co. ..................      0.88%       07/12/19           495,326
        100,000  Walt Disney (The) Co. ..................      2.15%       09/17/20           103,095
         75,000  Walt Disney (The) Co. ..................      2.30%       02/12/21            77,338
        150,000  Walt Disney (The) Co. ..................      3.00%       02/13/26           159,094
        350,000  Walt Disney (The) Co. ..................      1.85%       07/30/26           334,520
        475,000  Walt Disney (The) Co. ..................      4.13%       06/01/44           537,301
        250,000  Walt Disney (The) Co. ..................      3.00%       07/30/46           234,969
                                                                                       --------------
                                                                                            7,745,681
                                                                                       --------------

                 MULTI-UTILITIES - 0.7%
        493,000  CMS Energy Corp. .......................      3.00%       05/15/26           502,268
        100,000  CMS Energy Corp. .......................      4.88%       03/01/44           117,813
         95,000  Consolidated Edison Co. of New York,
                   Inc. .................................      4.50%       12/01/45           109,497
        230,000  Consolidated Edison Co. of New York,
                   Inc. .................................      3.30%       12/01/24           247,022


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MULTI-UTILITIES (CONTINUED)
$       335,000  Consolidated Edison Co. of New York,
                   Inc. .................................      4.45%       03/15/44    $      384,762
        100,000  Consolidated Edison Co. of New York,
                   Inc. .................................      3.85%       06/15/46           104,997
        100,000  Consolidated Edison, Inc. ..............      2.00%       05/15/21           101,091
        100,000  Consumers Energy Co. ...................      3.25%       08/15/46            98,673
         50,000  Dominion Gas Holdings LLC ..............      2.50%       12/15/19            51,387
        250,000  Dominion Resources, Inc. ...............      1.60%       08/15/19           249,707
        200,000  Dominion Resources, Inc. ...............      5.20%       08/15/19           219,154
        250,000  DTE Energy Co. .........................      2.85%       10/01/26           249,530
        500,000  Southern Co. Gas Capital Corp. .........      2.45%       10/01/23           503,596
        500,000  Southern Co. Gas Capital Corp. .........      3.95%       10/01/46           507,607
                                                                                       --------------
                                                                                            3,447,104
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 4.3%
        150,000  Anadarko Petroleum Corp. ...............      5.55%       03/15/26           169,816
        194,000  Anadarko Petroleum Corp. ...............      6.60%       03/15/46           236,894
        250,000  Boardwalk Pipelines L.P. ...............      5.95%       06/01/26           276,896
        500,000  Chevron Corp. (b) ......................      0.89%       11/09/16           500,053
        550,000  Chevron Corp. ..........................      1.56%       05/16/19           553,121
        175,000  Chevron Corp. ..........................      2.19%       11/15/19           178,616
        200,000  Chevron Corp. ..........................      1.96%       03/03/20           202,878
        750,000  Chevron Corp. ..........................      2.10%       05/16/21           762,894
        550,000  Chevron Corp. ..........................      2.57%       05/16/23           563,708
        150,000  Chevron Corp. ..........................      3.33%       11/17/25           160,726
      1,110,000  Chevron Corp. ..........................      2.95%       05/16/26         1,148,364
        368,000  ConocoPhillips .........................      5.75%       02/01/19           401,095
        225,000  ConocoPhillips .........................      6.50%       02/01/39           291,384
        100,000  ConocoPhillips Co. .....................      1.50%       05/15/18           100,002
        300,000  ConocoPhillips Co. .....................      4.20%       03/15/21           325,031
        350,000  ConocoPhillips Co. .....................      2.40%       12/15/22           347,565
        150,000  ConocoPhillips Co. .....................      4.95%       03/15/26           169,392
         50,000  ConocoPhillips Co. .....................      4.15%       11/15/34            50,058
        250,000  ConocoPhillips Co. .....................      5.95%       03/15/46           314,973
        325,000  Devon Energy Corp. .....................      3.25%       05/15/22           323,087
        100,000  Devon Energy Corp. .....................      5.85%       12/15/25           112,737
         50,000  Enbridge Energy Partners L.P. ..........      4.38%       10/15/20            52,780
        185,000  Enbridge Energy Partners L.P. ..........      5.50%       09/15/40           190,211
         50,000  Enbridge Energy Partners L.P. ..........      7.38%       10/15/45            63,439
         50,000  Energy Transfer Partners L.P. ..........      4.15%       10/01/20            52,342
        400,000  Energy Transfer Partners L.P. ..........      3.60%       02/01/23           394,212
         50,000  Energy Transfer Partners L.P. ..........      4.05%       03/15/25            49,680
         50,000  Energy Transfer Partners L.P. ..........      4.75%       01/15/26            51,752
        175,000  Energy Transfer Partners L.P. ..........      6.50%       02/01/42           183,111
         50,000  Energy Transfer Partners L.P. ..........      6.13%       12/15/45            52,402
        600,000  Enterprise Products Operating LLC ......      2.85%       04/15/21           618,427
        450,000  Enterprise Products Operating LLC ......      3.70%       02/15/26           464,129
         50,000  Enterprise Products Operating LLC ......      3.95%       02/15/27            52,503
        362,000  Enterprise Products Operating LLC ......      4.90%       05/15/46           381,972


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       100,000  Exxon Mobil Corp. ......................      1.71%       03/01/19    $      101,102
        500,000  Exxon Mobil Corp. ......................      2.22%       03/01/21           511,230
        150,000  Exxon Mobil Corp. ......................      2.71%       03/06/25           154,303
        200,000  Exxon Mobil Corp. ......................      3.04%       03/01/26           209,907
        200,000  Exxon Mobil Corp. ......................      3.57%       03/06/45           203,191
        825,000  Exxon Mobil Corp. ......................      4.11%       03/01/46           924,609
        450,000  Kinder Morgan Energy Partners L.P. .....      6.00%       02/01/17           456,542
        220,000  Kinder Morgan Energy Partners L.P. .....      3.50%       03/01/21           227,384
        100,000  Kinder Morgan Energy Partners L.P. .....      4.15%       02/01/24           102,202
        175,000  Kinder Morgan Energy Partners L.P. .....      6.95%       01/15/38           199,251
        300,000  Kinder Morgan, Inc. ....................      3.05%       12/01/19           306,782
        715,000  Kinder Morgan, Inc. ....................      4.30%       06/01/25           744,418
        100,000  Kinder Morgan, Inc. ....................      5.55%       06/01/45           102,958
        450,000  Kinder Morgan, Inc. ....................      5.05%       02/15/46           430,108
        250,000  Marathon Oil Corp. .....................      3.85%       06/01/25           237,841
        209,000  Marathon Oil Corp. .....................      5.20%       06/01/45           188,061
        200,000  Occidental Petroleum Corp. .............      4.40%       04/15/46           221,342
        250,000  ONEOK Partners L.P. ....................      6.15%       10/01/16           250,000
        750,000  ONEOK Partners L.P. ....................      2.00%       10/01/17           750,769
        400,000  ONEOK Partners L.P. ....................      3.38%       10/01/22           404,120
        200,000  ONEOK Partners L.P. ....................      4.90%       03/15/25           215,510
         50,000  Pioneer Natural Resources Co. ..........      3.45%       01/15/21            52,044
        425,000  Pioneer Natural Resources Co. ..........      3.95%       07/15/22           452,820
         50,000  Pioneer Natural Resources Co. ..........      4.45%       01/15/26            54,429
        500,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      6.13%       01/15/17           506,015
        500,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      2.60%       12/15/19           504,232
        300,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      4.65%       10/15/25           311,318
         25,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      4.90%       02/15/45            22,991
        350,000  Spectra Energy Capital LLC .............      3.30%       03/15/23           347,346
        100,000  Sunoco Logistics Partners Operations
                   L.P. .................................      4.40%       04/01/21           107,382
        350,000  Sunoco Logistics Partners Operations
                   L.P. .................................      3.90%       07/15/26           357,607
        250,000  Valero Energy Corp. ....................      3.40%       09/15/26           248,854
        125,000  Valero Energy Corp. ....................      6.63%       06/15/37           146,903
         50,000  Valero Energy Corp. ....................      4.90%       03/15/45            49,539
        200,000  Williams Partners L.P. .................      3.60%       03/15/22           203,717
        250,000  Williams Partners L.P. .................      3.90%       01/15/25           249,917
        350,000  Williams Partners L.P. .................      4.90%       01/15/45           333,967
                                                                                       --------------
                                                                                           20,686,961
                                                                                       --------------

                 PHARMACEUTICALS - 0.4%
        125,000  Merck & Co, Inc. .......................      1.85%       02/10/20           127,453
        450,000  Merck & Co, Inc. .......................      3.70%       02/10/45           477,582
        300,000  Merck & Co., Inc. ......................      2.75%       02/10/25           311,216
        300,000  Pfizer, Inc. ...........................      1.20%       06/01/18           300,556
        100,000  Pfizer, Inc. ...........................      1.45%       06/03/19           100,632


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
$       100,000  Pfizer, Inc. ...........................      1.95%       06/03/21    $      101,353
        250,000  Pfizer, Inc. ...........................      3.40%       05/15/24           272,951
        100,000  Pfizer, Inc. ...........................      2.75%       06/03/26           103,488
        250,000  Pfizer, Inc. ...........................      4.40%       05/15/44           289,538
                                                                                       --------------
                                                                                            2,084,769
                                                                                       --------------

                 ROAD & RAIL - 0.6%
        200,000  CSX Corp. ..............................      6.25%       03/15/18           213,750
        425,000  CSX Corp. ..............................      3.40%       08/01/24           456,341
        200,000  CSX Corp. ..............................      4.50%       08/01/54           217,325
        100,000  Kansas City Southern ...................      4.95%       08/15/45           113,976
        250,000  Norfolk Southern Corp. .................      2.90%       06/15/26           256,931
        425,000  Ryder System, Inc. .....................      2.45%       09/03/19           433,917
        300,000  Ryder System, Inc. .....................      2.65%       03/02/20           306,320
        300,000  Union Pacific Corp. ....................      3.75%       03/15/24           331,437
        100,000  Union Pacific Corp. ....................      2.75%       03/01/26           103,897
         70,000  Union Pacific Corp. ....................      4.85%       06/15/44            85,881
        183,000  Union Pacific Corp. ....................      4.15%       01/15/45           202,322
        225,000  Union Pacific Corp. ....................      4.05%       03/01/46           248,303
        100,000  Union Pacific Corp. ....................      3.35%       08/15/46            98,267
                                                                                       --------------
                                                                                            3,068,667
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
        100,000  Intel Corp. ............................      1.70%       05/19/21           100,856
        100,000  Intel Corp. ............................      3.10%       07/29/22           106,895
        375,000  Intel Corp. ............................      2.70%       12/15/22           391,903
        100,000  Intel Corp. ............................      2.60%       05/19/26           102,001
        160,000  Intel Corp. ............................      4.80%       10/01/41           188,910
        150,000  Intel Corp. ............................      4.90%       07/29/45           179,362
        200,000  Intel Corp. ............................      4.10%       05/19/46           214,618
         75,000  QUALCOMM, Inc. .........................      3.45%       05/20/25            79,961
        204,000  QUALCOMM, Inc. .........................      4.80%       05/20/45           223,241
                                                                                       --------------
                                                                                            1,587,747
                                                                                       --------------

                 SOFTWARE - 1.0%
        150,000  Microsoft Corp. ........................      1.30%       11/03/18           150,778
        250,000  Microsoft Corp. ........................      1.10%       08/08/19           249,307
         75,000  Microsoft Corp. ........................      1.85%       02/12/20            76,278
        150,000  Microsoft Corp. ........................      2.00%       11/03/20           153,198
        250,000  Microsoft Corp. ........................      1.55%       08/08/21           249,152
        200,000  Microsoft Corp. ........................      2.38%       02/12/22           205,995
        150,000  Microsoft Corp. ........................      2.65%       11/03/22           156,492
        100,000  Microsoft Corp. ........................      2.00%       08/08/23            99,962
        150,000  Microsoft Corp. ........................      3.63%       12/15/23           164,846
        200,000  Microsoft Corp. ........................      3.13%       11/03/25           212,997
        100,000  Microsoft Corp. ........................      2.40%       08/08/26           100,213
        100,000  Microsoft Corp. ........................      3.45%       08/08/36           102,083
         75,000  Microsoft Corp. ........................      4.88%       12/15/43            89,876
        200,000  Microsoft Corp. ........................      4.45%       11/03/45           227,959


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SOFTWARE (CONTINUED)
$       350,000  Microsoft Corp. ........................      3.70%       08/08/46    $      355,217
        100,000  Oracle Corp. ...........................      2.25%       10/08/19           102,517
        200,000  Oracle Corp. ...........................      1.90%       09/15/21           200,647
        100,000  Oracle Corp. ...........................      2.50%       05/15/22           102,727
        200,000  Oracle Corp. ...........................      3.63%       07/15/23           217,382
        100,000  Oracle Corp. ...........................      2.40%       09/15/23           100,896
        250,000  Oracle Corp. ...........................      3.40%       07/08/24           267,296
        350,000  Oracle Corp. ...........................      2.65%       07/15/26           350,514
         50,000  Oracle Corp. ...........................      3.85%       07/15/36            52,024
        400,000  Oracle Corp. ...........................      5.38%       07/15/40           492,750
        250,000  Oracle Corp. ...........................      4.00%       07/15/46           259,003
                                                                                       --------------
                                                                                            4,740,109
                                                                                       --------------

                 SPECIALTY RETAIL - 0.7%
        500,000  Home Depot (The), Inc. .................      2.00%       04/01/21           508,681
        770,000  Home Depot (The), Inc. .................      4.40%       04/01/21           858,294
        100,000  Home Depot (The), Inc. .................      3.35%       09/15/25           108,507
        550,000  Home Depot (The), Inc. .................      3.00%       04/01/26           582,563
        250,000  Home Depot (The), Inc. .................      2.13%       09/15/26           245,951
        200,000  Home Depot (The), Inc. .................      5.40%       09/15/40           261,279
        100,000  Home Depot (The), Inc. .................      4.40%       03/15/45           116,738
        500,000  Home Depot (The), Inc. .................      4.25%       04/01/46           578,916
        250,000  Home Depot (The), Inc. .................      3.50%       09/15/56           245,088
                                                                                       --------------
                                                                                            3,506,017
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
        250,000  Apple, Inc. ............................      1.10%       08/02/19           249,121
        100,000  Apple, Inc. ............................      2.25%       02/23/21           102,643
        250,000  Apple, Inc. ............................      2.85%       05/06/21           263,629
        250,000  Apple, Inc. ............................      1.55%       08/04/21           249,740
        375,000  Apple, Inc. ............................      2.40%       05/03/23           382,152
        100,000  Apple, Inc. ............................      2.45%       08/04/26           100,225
         50,000  Apple, Inc. ............................      3.85%       05/04/43            51,228
        100,000  Apple, Inc. ............................      4.45%       05/06/44           112,346
         50,000  Apple, Inc. ............................      3.45%       02/09/45            47,901
        100,000  Apple, Inc. ............................      4.65%       02/23/46           115,683
        150,000  Hewlett Packard Enterprise Co. (a)......      2.45%       10/05/17           151,239
         50,000  Hewlett Packard Enterprise Co. (a)......      2.85%       10/05/18            50,969
        100,000  Hewlett Packard Enterprise Co. (a)......      3.60%       10/15/20           105,019
        150,000  Hewlett Packard Enterprise Co. (a)......      4.40%       10/15/22           160,153
        125,000  Hewlett Packard Enterprise Co. (a)......      4.90%       10/15/25           133,652
         50,000  Hewlett Packard Enterprise Co. (a)......      6.35%       10/15/45            51,770
                                                                                       --------------
                                                                                            2,327,470
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.0%
        100,000  NIKE, Inc. .............................      3.88%       11/01/45           109,916
                                                                                       --------------

                 TOBACCO - 0.4%
        450,000  Reynolds American, Inc. ................      2.30%       08/21/17           453,939
        450,000  Reynolds American, Inc. ................      4.00%       06/12/22           489,486


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 TOBACCO (CONTINUED)
$       300,000  Reynolds American, Inc. ................      4.45%       06/12/25    $      335,313
        525,000  Reynolds American, Inc. ................      5.85%       08/15/45           685,219
                                                                                       --------------
                                                                                            1,963,957
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES.....................................     187,354,519
                 (Cost $182,377,314)                                                   --------------

U.S. GOVERNMENT BONDS AND NOTES - 2.4%
        275,000  U.S. Treasury Bond .....................      5.38%       02/15/31           401,323
      1,430,000  U.S. Treasury Bond .....................      4.50%       02/15/36         2,013,144
        784,000  U.S. Treasury Bond .....................      2.50%       05/15/46           811,471
      1,125,000  U.S. Treasury Note (c) .................      0.88%       10/15/17         1,127,351
        490,000  U.S. Treasury Note .....................      0.88%       09/15/19           490,000
      1,652,000  U.S. Treasury Note .....................      1.13%       08/31/21         1,650,516
        450,000  U.S. Treasury Note .....................      1.13%       09/30/21           449,420
      1,650,000  U.S. Treasury Note .....................      1.50%       02/28/23         1,663,051
      1,014,000  U.S. Treasury Note .....................      1.63%       05/31/23         1,028,655
      1,800,000  U.S. Treasury Note .....................      1.38%       08/31/23         1,794,445
        250,000  U.S. Treasury Note .....................      1.38%       09/30/23           249,063
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................      11,678,439
                 (Cost $11,496,907)                                                    --------------

FOREIGN CORPORATE BONDS AND NOTES - 1.4%

                 AUTO COMPONENTS - 0.0%
        100,000  Delphi Automotive PLC ..................      4.40%       10/01/46           102,510
                                                                                       --------------

                 BANKS - 0.4%
        100,000  Commonwealth Bank of Australia (a)......      2.63%       09/06/26            98,923
        325,000  HSBC Holdings PLC ......................      2.95%       05/25/21           329,849
        475,000  HSBC Holdings PLC ......................      2.65%       01/05/22           473,730
        325,000  HSBC Holdings PLC ......................      3.90%       05/25/26           337,113
        250,000  Standard Chartered PLC (a)..............      2.10%       08/19/19           250,074
        250,000  Standard Chartered PLC (a)..............      4.30%       02/19/27           249,328
                                                                                       --------------
                                                                                            1,739,017
                                                                                       --------------

                 BIOTECHNOLOGY - 0.1%
        100,000  Shire Acquisitions Investments Ireland
                   DAC ..................................      1.90%       09/23/19           100,020
        100,000  Shire Acquisitions Investments Ireland
                   DAC ..................................      2.40%       09/23/21           100,241
        100,000  Shire Acquisitions Investments Ireland
                   DAC ..................................      2.88%       09/23/23           100,639
                                                                                       --------------
                                                                                              300,900
                                                                                       --------------

                 CAPITAL MARKETS - 0.0%
        200,000  Credit Suisse ..........................      5.40%       01/14/20           218,779
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                 CHEMICALS - 0.0%
$       175,000  LYB International Finance, B.V. ........      4.88%       03/15/44    $      189,779
        100,000  LyondellBasell Industries N.V. .........      4.63%       02/26/55            99,504
                                                                                       --------------
                                                                                              289,283
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
        444,000  GE Capital International Funding Co. ...      4.42%       11/15/35           499,322
        250,000  Shell International Finance, B.V. ......      1.63%       11/10/18           250,799
        250,000  Shell International Finance, B.V. ......      2.88%       05/10/26           254,055
        250,000  Shell International Finance, B.V. ......      2.50%       09/12/26           246,120
        250,000  Shell International Finance, B.V. ......      4.00%       05/10/46           256,420
        250,000  Shell International Finance, B.V. ......      3.75%       09/12/46           247,468
                                                                                       --------------
                                                                                            1,754,184
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
        150,000  Deutsche Telekom International Finance,
                   B.V. (a) .............................      1.95%       09/19/21           150,050
        150,000  Deutsche Telekom International Finance,
                   B.V. (a) .............................      2.49%       09/19/23           150,467
                                                                                       --------------
                                                                                              300,517
                                                                                       --------------

                 METALS & MINING - 0.1%
        130,000  Rio Tinto Finance USA PLC ..............      3.50%       03/22/22           140,441
         49,000  Rio Tinto Finance USA PLC ..............      2.88%       08/21/22            51,517
        186,000  Rio Tinto Finance USA, Ltd. ............      3.75%       06/15/25           200,472
                                                                                       --------------
                                                                                              392,430
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.1%
        100,000  BP Capital Markets PLC .................      2.11%       09/16/21           100,651
        100,000  BP Capital Markets PLC .................      3.12%       05/04/26           102,314
        100,000  BP Capital Markets PLC .................      3.02%       01/16/27           101,707
        100,000  Canadian Natural Resources, Ltd. .......      3.80%       04/15/24            99,681
                                                                                       --------------
                                                                                              404,353
                                                                                       --------------

                 PHARMACEUTICALS - 0.2%
        375,000  Actavis Funding SCS ....................      3.00%       03/12/20           387,502
        300,000  Actavis Funding SCS ....................      3.45%       03/15/22           315,332
        300,000  Actavis Funding SCS ....................      3.80%       03/15/25           318,066
        100,000  Actavis Funding SCS ....................      4.75%       03/15/45           109,780
                                                                                       --------------
                                                                                            1,130,680
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................       6,632,653
                 (Cost $6,474,982)                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                                            ANNUALIZED
   PRINCIPAL                                               YIELD ON DATE    STATED
     VALUE                     DESCRIPTION                 OF PURCHASE     MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
COMMERCIAL PAPER - 0.1%
$       250,000  Kroger (The) Co.                              0.65%       10/03/16    $      249,985
                                                                                       --------------
                 TOTAL COMMERCIAL PAPER..............................................         249,985
                 (Cost $249,991)                                                       --------------

                 TOTAL INVESTMENTS - 97.9%...........................................     470,427,893
                 (Cost $447,103,980) (d)

                 NET OTHER ASSETS AND LIABILITIES - 2.1%.............................       9,880,153
                                                                                       --------------
                 NET ASSETS - 100.0%.................................................  $  480,308,046
                                                                                       ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At September 30, 2016, securities noted as such amounted to $4,090,257 or 0.85% of net assets.

(b) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2016.

(c) All or a portion of this security is segregated as collateral for open futures contracts.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,963,774 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,639,861.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   264,512,297  $ 264,512,297  $            --  $           --
Corporate Bonds and Notes*....................      187,354,519             --      187,354,519              --
U.S. Government Bonds and Notes...............       11,678,439             --       11,678,439              --
Foreign Corporate Bonds and Notes*............        6,632,653             --        6,632,653              --
Commercial Paper*.............................          249,985             --          249,985              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   470,427,893  $ 264,512,297  $   205,915,596  $           --
                                                ---------------  -------------  ---------------  --------------
Other Financial Instruments:
Futures Contracts ............................           10,300         10,300               --              --
                                                ---------------  -------------  ---------------  --------------
Total ........................................  $   470,438,193  $ 264,522,597  $   205,915,596  $           --
                                                ===============  =============  ===============  ==============



                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Futures Contracts ............................  $        (1,781) $      (1,781) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2016 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                   UNREALIZED
                                                   NUMBER OF      EXPIRATION                     APPRECIATION/
SHORT FUTURES CONTRACTS                            CONTRACTS         MONTH      NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------  ---------------  -------------  ---------------  --------------
U.S. Treasury 5-Year Notes                            53           Dec-2016     $     6,440,328  $       (1,781)
U.S. Treasury 10-Year Notes                           27           Dec-2016           3,540,375           3,311
U.S. Treasury Ultra Long Term Bond Futures            18           Dec-2016           2,594,813           6,989
                                                                                ---------------  --------------
       Total Futures Contracts                                                  $    12,575,516  $        8,519
                                                                                ===============  ==============


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Common Stocks                                        55.0%
Corporate Bonds & Notes                              39.0
U.S. Government Bonds & Notes                         2.4
Foreign Corporate Bonds & Notes                       1.4
Commercial Paper                                      0.1
                                                    ------
Total Investments                                    97.9
Net Other Assets & Liabilities                        2.1
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 38.5%

                 CAPITAL MARKETS -- 38.5%
         52,470  First Trust Preferred Securities and Income ETF (a).................  $    1,025,788
         55,746  First Trust Senior Loan Fund (a)....................................       2,702,009
         20,966  First Trust Tactical High Yield ETF (a).............................       1,019,786
            205  iShares 20+ Year Treasury Bond ETF..................................          28,189
         12,220  iShares iBoxx $ Investment Grade Corporate Bond ETF.................       1,505,260
          2,687  iShares MBS ETF.....................................................         295,812
              1  Vanguard Mortgage-Backed Securities ETF.............................              54
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................       6,576,898
                 (Cost $6,522,037)                                                     --------------

COMMON STOCKS -- 21.3%

                 AEROSPACE & DEFENSE -- 0.7%
            394  General Dynamics Corp...............................................          61,133
            446  Raytheon Co.........................................................          60,714
                                                                                       --------------
                                                                                              121,847
                                                                                       --------------

                 BANKS -- 1.4%
          1,041  JPMorgan Chase & Co.................................................          69,320
          1,368  U.S. Bancorp........................................................          58,674
          1,511  Webster Financial Corp..............................................          57,433
          1,212  Wells Fargo & Co....................................................          53,667
                                                                                       --------------
                                                                                              239,094
                                                                                       --------------

                 BEVERAGES -- 0.4%
            475  Anheuser-Busch InBev N.V., ADR......................................          62,420
                                                                                       --------------

                 CAPITAL MARKETS -- 0.3%
            153  BlackRock, Inc......................................................          55,456
                                                                                       --------------

                 CHEMICALS -- 0.7%
            518  International Flavors & Fragrances, Inc.............................          74,058
            514  LyondellBasell Industries N.V., Class A.............................          41,459
                                                                                       --------------
                                                                                              115,517
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT -- 0.4%
          2,116  Cisco Systems, Inc..................................................          67,120
                                                                                       --------------

                 CONSUMER FINANCE -- 0.4%
            893  Capital One Financial Corp..........................................          64,144
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
          1,068  Verizon Communications, Inc.........................................          55,515
                                                                                       --------------

                 ELECTRIC UTILITIES -- 1.8%
            467  Alliant Energy Corp.................................................          17,891
            547  American Electric Power Co., Inc....................................          35,123
            287  Duke Energy Corp....................................................          22,972
            827  Edison International................................................          59,751
            286  Emera, Inc. (CAD)...................................................          10,313
            605  Eversource Energy...................................................          32,779
            448  NextEra Energy, Inc.................................................          54,799
            907  Pinnacle West Capital Corp..........................................          68,923
                                                                                       --------------
                                                                                              302,551
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 ELECTRICAL EQUIPMENT -- 0.3%
            834  Eaton Corp. PLC.....................................................  $       54,802
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.2%
            531  Schlumberger Ltd....................................................          41,758
                                                                                       --------------

                 FOOD & STAPLES RETAILING -- 0.3%
            648  CVS Health Corp.....................................................          57,666
                                                                                       --------------

                 GAS UTILITIES -- 0.4%
            148  Atmos Energy Corp...................................................          11,022
            507  Chesapeake Utilities Corp...........................................          30,957
            331  New Jersey Resources Corp...........................................          10,877
            480  UGI Corp............................................................          21,715
                                                                                       --------------
                                                                                               74,571
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
          1,475  Abbott Laboratories.................................................          62,378
            785  Medtronic PLC.......................................................          67,824
                                                                                       --------------
                                                                                              130,202
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 0.7%
            530  Aetna, Inc..........................................................          61,188
            742  Cardinal Health, Inc................................................          57,653
                                                                                       --------------
                                                                                              118,841
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.7%
          1,271  Carnival Corp.......................................................          62,050
            942  Starbucks Corp......................................................          51,000
                                                                                       --------------
                                                                                              113,050
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES -- 0.8%
            579  Honeywell International, Inc........................................          67,506
            567  Siemens AG, ADR.....................................................          66,520
                                                                                       --------------
                                                                                              134,026
                                                                                       --------------

                 INSURANCE -- 1.1%
          1,814  FNF Group...........................................................          66,955
          1,873  Horace Mann Educators Corp..........................................          68,645
          1,345  MetLife, Inc........................................................          59,758
                                                                                       --------------
                                                                                              195,358
                                                                                       --------------

                 IT SERVICES -- 0.5%
            653  Accenture PLC, Class A..............................................          79,777
                                                                                       --------------

                 MACHINERY -- 0.4%
            442  Snap-on, Inc........................................................          67,166
                                                                                       --------------

                 MEDIA -- 0.3%
            593  Walt Disney (The) Co................................................          55,066
                                                                                       --------------


                 MULTI-UTILITIES -- 0.9%
            330  National Grid PLC, ADR..............................................          23,466
            793  Public Service Enterprise Group, Inc................................          33,203
            470  SCANA Corp..........................................................          34,014
            319  Sempra Energy.......................................................          34,194
            361  WEC Energy Group, Inc...............................................          21,617
                                                                                       --------------
                                                                                              146,494
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS -- 3.1%
          1,406  Enbridge Income Fund Holdings, Inc. (CAD)...........................  $       36,437
            266  Enbridge, Inc.......................................................          11,765
            803  Exxon Mobil Corp....................................................          70,086
          1,046  Inter Pipeline Ltd. (CAD)...........................................          22,085
          3,209  Kinder Morgan, Inc..................................................          74,224
            795  Targa Resources Corp................................................          39,042
          1,198  TOTAL S.A., ADR.....................................................          57,145
          2,626  TransCanada Corp....................................................         124,893
          1,014  Valero Energy Corp..................................................          53,742
          1,418  Williams (The) Cos., Inc............................................          43,575
                                                                                       --------------
                                                                                              532,994
                                                                                       --------------

                 PHARMACEUTICALS -- 0.3%
          1,126  Teva Pharmaceutical Industries Ltd., ADR............................          51,807
                                                                                       --------------

                 ROAD & RAIL -- 0.3%
            564  Union Pacific Corp..................................................          55,007
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
          1,538  Intel Corp..........................................................          58,060
                                                                                       --------------

                 SOFTWARE -- 0.8%
          1,317  Microsoft Corp......................................................          75,859
          1,338  Oracle Corp.........................................................          52,557
                                                                                       --------------
                                                                                              128,416
                                                                                       --------------

                 SPECIALTY RETAIL -- 0.8%
            564  Home Depot (The), Inc...............................................          72,576
            784  TJX (The) Cos., Inc.................................................          58,628
                                                                                       --------------
                                                                                              131,204
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.3%
            521  Apple, Inc..........................................................          58,899
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
          1,039  NIKE, Inc., Class B.................................................          54,703
            796  VF Corp.............................................................          44,616
                                                                                       --------------
                                                                                               99,319
                                                                                       --------------

                 TOBACCO -- 0.7%
            866  Altria Group, Inc...................................................          54,757
            459  British American Tobacco PLC, ADR...................................          58,591
                                                                                       --------------
                                                                                              113,348
                                                                                       --------------

                 WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
          1,745  Vodafone Group PLC, ADR.............................................          50,867
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................       3,632,362
                 (Cost $3,443,054)                                                     --------------

REAL ESTATE INVESTMENT TRUSTS -- 11.2%

                 DIVERSIFIED REITS -- 1.8%
          7,534  Lexington Realty Trust..............................................          77,600
            721  PS Business Parks, Inc..............................................          81,884
          2,703  STORE Capital Corp..................................................          79,657


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 DIVERSIFIED REITS (CONTINUED)
          2,411  Washington Real Estate Investment Trust.............................  $       75,030
                                                                                       --------------
                                                                                              314,171
                                                                                       --------------

                 HEALTH CARE REITS -- 1.0%
          1,030  National Health Investors, Inc......................................          80,834
          2,350  Omega Healthcare Investors, Inc.....................................          83,308
                                                                                       --------------
                                                                                              164,142
                                                                                       --------------

                 HOTEL & RESORT REITS -- 0.9%
          2,536  Hospitality Properties Trust........................................          75,370
          4,662  Host Hotels & Resorts, Inc..........................................          72,587
                                                                                       --------------
                                                                                              147,957
                                                                                       --------------

                 INDUSTRIAL REITS -- 1.4%
          1,641  DCT Industrial Trust, Inc...........................................          79,671
          2,907  Duke Realty Corp....................................................          79,448
          1,543  Prologis, Inc.......................................................          82,612
                                                                                       --------------
                                                                                              241,731
                                                                                       --------------

                 RESIDENTIAL REITS -- 1.8%
          1,739  Apartment Investment & Management Co., Class A......................          79,838
            432  AvalonBay Communities, Inc..........................................          76,827
            984  Equity LifeStyle Properties, Inc....................................          75,945
            752  Mid-America Apartment Communities, Inc..............................          70,681
                                                                                       --------------
                                                                                              303,291
                                                                                       --------------

                 RETAIL REITS -- 1.8%
          2,532  Kimco Realty Corp...................................................          73,301
          1,553  National Retail Properties, Inc.....................................          78,970
          4,615  Retail Properties of America, Inc., Class A.........................          77,532
            356  Simon Property Group, Inc...........................................          73,696
                                                                                       --------------
                                                                                              303,499
                                                                                       --------------

                 SPECIALIZED REITS -- 2.5%
          1,477  CyrusOne, Inc.......................................................          70,261
            743  Digital Realty Trust, Inc...........................................          72,160
            977  EPR Properties......................................................          76,929
            853  Extra Space Storage, Inc............................................          67,737
            753  Life Storage, Inc...................................................          66,972
          1,444  QTS Realty Trust, Inc., Class A.....................................          76,315
                                                                                       --------------
                                                                                              430,374
                                                                                       --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................       1,905,165
                 (Cost $1,682,480)                                                     --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 9.9%

$       26,851   U.S. Treasury Inflation Indexed Bond ...      2.38%       01/15/27            32,956
        65,479   U.S. Treasury Inflation Indexed Bond ...      1.75%       01/15/28            76,709
        39,232   U.S. Treasury Inflation Indexed Bond ...      2.50%       01/15/29            49,855
         4,392   U.S. Treasury Inflation Indexed Bond ...      3.88%       04/15/29             6,321
        29,964   U.S. Treasury Inflation Indexed Bond ...      3.38%       04/15/32            44,019
        23,382   U.S. Treasury Inflation Indexed Bond ...      2.13%       02/15/40            31,153


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$        36,046  U.S. Treasury Inflation Indexed Bond ...      2.13%       02/15/41    $       48,472
         23,218  U.S. Treasury Inflation Indexed Bond ...      0.75%       02/15/42            23,965
         42,498  U.S. Treasury Inflation Indexed Bond ...      0.63%       02/15/43            42,689
         32,837  U.S. Treasury Inflation Indexed Bond ...      1.38%       02/15/44            39,008
         33,010  U.S. Treasury Inflation Indexed Bond ...      0.75%       02/15/45            34,082
         21,329  U.S. Treasury Inflation Indexed Bond ...      1.00%       02/15/46            23,601
         89,847  U.S. Treasury Inflation Indexed Note ...      0.13%       04/15/18            90,844
         32,365  U.S. Treasury Inflation Indexed Note ...      1.38%       07/15/18            33,744
         98,495  U.S. Treasury Inflation Indexed Note ...      0.13%       04/15/19           100,194
         21,415  U.S. Treasury Inflation Indexed Note ...      1.88%       07/15/19            23,006
         29,381  U.S. Treasury Inflation Indexed Note ...      1.38%       01/15/20            31,209
         71,937  U.S. Treasury Inflation Indexed Note ...      0.13%       04/15/20            73,358
         49,658  U.S. Treasury Inflation Indexed Note ...      1.25%       07/15/20            53,079
         56,328  U.S. Treasury Inflation Indexed Note ...      1.13%       01/15/21            59,984
         42,647  U.S. Treasury Inflation Indexed Note ...      0.13%       04/15/21            43,563
         53,389  U.S. Treasury Inflation Indexed Note ...      0.63%       07/15/21            56,097
         62,628  U.S. Treasury Inflation Indexed Note ...      0.13%       01/15/22            63,967
         59,652  U.S. Treasury Inflation Indexed Note ...      0.13%       07/15/22            61,119
         59,429  U.S. Treasury Inflation Indexed Note ...      0.13%       01/15/23            60,413
         58,945  U.S. Treasury Inflation Indexed Note ...      0.38%       07/15/23            61,131
         58,790  U.S. Treasury Inflation Indexed Note ...      0.63%       01/15/24            61,725
         57,974  U.S. Treasury Inflation Indexed Note ...      0.13%       07/15/24            58,867
         57,916  U.S. Treasury Inflation Indexed Note ...      0.25%       01/15/25            59,022
         49,154  U.S. Treasury Inflation Indexed Note ...      2.38%       01/15/25            58,610
         57,845  U.S. Treasury Inflation Indexed Note ...      0.38%       07/15/25            59,769
         58,744  U.S. Treasury Inflation Indexed Note ...      0.63%       01/15/26            61,812
         32,132  U.S. Treasury Inflation Indexed Note ...      2.00%       01/15/26            37,770
         23,092  U.S. Treasury Inflation Indexed Note ...      0.13%       07/15/26            23,357
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       1,685,470
                 (Cost $1,642,104)                                                     --------------

    UNITS                                    DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 9.3%

                 CHEMICALS -- 0.2%
          1,791  Westlake Chemical Partners, L.P.....................................          40,906
                                                                                       --------------

                 GAS UTILITIES -- 0.4%
          1,459  AmeriGas Partners, L.P..............................................          66,618
            327  Suburban Propane Partners, L.P......................................          10,889
                                                                                       --------------
                                                                                               77,507
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
          2,831  NextEra Energy Partners, L.P........................................          79,183
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 8.2%
          1,069  Alliance Holdings GP, L.P...........................................          27,847
          2,919  Alliance Resource Partners, L.P.....................................          64,743
            461  Buckeye Partners, L.P...............................................          33,008
          4,633  Columbia Pipeline Partners, L.P.....................................          74,777
          5,688  Enbridge Energy Partners, L.P.......................................         144,646
          8,441  Enterprise Products Partners, L.P...................................         233,225
          1,361  EQT Midstream Partners, L.P.........................................         103,695
          3,485  Holly Energy Partners, L.P..........................................         118,246
          2,003  Magellan Midstream Partners, L.P....................................         141,692


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

    UNITS                                    DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
          1,479  ONEOK Partners, L.P.................................................  $       59,086
          4,001  Plains All American Pipeline, L.P...................................         125,671
          3,460  Spectra Energy Partners, L.P........................................         151,167
            729  Tallgrass Energy Partners, L.P......................................          35,138
          1,484  TC PipeLines, L.P...................................................          84,633
                                                                                       --------------
                                                                                            1,397,574
                                                                                       --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS...................................       1,595,170
                 (Cost $1,380,641)                                                     --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 6.7%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.8%
                 Fannie Mae REMICS
$            91     Series 1988-16, Class B..............      9.50%       06/25/18                93
          1,380     Series 1988-30, Class D..............      9.50%       12/25/18             1,450
            329     Series 1989-69, Class G..............      7.60%       10/25/19               345
            984     Series 1989-82, Class G..............      8.40%       11/25/19             1,062
         25,190     Series 1990-37, Class K..............      9.50%       04/25/20            26,597
          3,267     Series 1990-109, Class J.............      7.00%       09/25/20             3,431
          1,498     Series 1992-24, Class Z..............      6.50%       04/25/22             1,622
            110     Series 1992-44, Class ZQ.............      8.00%       07/25/22               114
          3,271     Series 1993-1, Class KA..............      7.90%       01/25/23             3,683
          2,262     Series 1993-62, Class E..............      7.00%       04/25/23             2,512
            774     Series 1993-119, Class H.............      6.50%       07/25/23               854
          4,881     Series 1993-178, Class PK............      6.50%       09/25/23             5,417
          4,737     Series 1995-24, Class G..............      6.50%       04/25/23             5,167
          2,650     Series 1999-56, Class Z..............      7.00%       12/18/29             3,040
             16     Series 2001-69, Class PG.............      6.00%       12/25/16                16
              7     Series 2001-71, Class QE.............      6.00%       12/25/16                 7
            697     Series 2002-2, Class UC..............      6.00%       02/25/17               707
         51,895     Series 2002-9, Class MS, IO (b)......      7.57%       03/25/32            11,094
          2,122     Series 2002-10, Class FB (b).........      1.03%       03/25/17             2,124
            209     Series 2002-19, Class PE.............      6.00%       04/25/17               209
          2,277     Series 2002-67, Class PE.............      5.50%       11/25/32             2,562
          5,788     Series 2002-90, Class A1.............      6.50%       06/25/42             6,875
            187     Series 2003-9, Class EB..............      5.00%       02/25/18               190
          6,018     Series 2003-14, Class AQ.............      3.50%       03/25/33             6,244
          8,416     Series 2003-41, Class OA.............      4.00%       05/25/33             8,865
            310     Series 2003-92, Class HP.............      4.50%       09/25/18               318
         10,352     Series 2004-10, Class ZB.............      6.00%       02/25/34            13,010
          9,054     Series 2004-76, Class CL.............      4.00%       10/25/19             9,224
          6,836     Series 2004-92, Class S, IO (b)......      6.17%       08/25/34               469
          2,152     Series 2005-46, Class LW.............      5.00%       06/25/20             2,199
            308     Series 2005-48, Class MD.............      5.00%       04/25/34               313
         13,042     Series 2005-68, Class BC.............      5.25%       06/25/35            13,819
          8,059     Series 2005-70, Class KJ.............      5.50%       09/25/34             8,364
         25,631     Series 2005-79, Class NF (b).........      0.94%       09/25/35            25,623
            438     Series 2005-120, Class NF (b)........      0.63%       01/25/21               438
            758     Series 2010-39, Class PG.............      4.00%       06/25/38               760
            772     Series 2011-38, Class AH.............      2.75%       05/25/20               782


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Fannie Mae REMICS (Continued)
$         4,373     Series 2012-35, Class PL.............      2.00%       11/25/41    $        4,402
          1,517     Series 2013-14, Class QE.............      1.75%       03/25/43             1,526
         13,333     Series 2013-31, Class NT.............      3.00%       04/25/43            13,671
                 Fannie Mae Trust
          7,898     Series 2004-W8, Class 3A.............      7.50%       06/25/44             9,030
                 FHLMC - GNMA
            621     Series 1993-5, Class HA..............      7.50%       02/25/23               677
          1,352     Series 1994-27, Class D..............      7.00%       03/25/24             1,511
                 Freddie Mac REMICS
          1,995     Series 1988-23, Class F..............      9.60%       04/15/20             2,105
          1,339     Series 1989-84, Class F..............      9.20%       10/15/20             1,435
          5,624     Series 1991-1074, Class I............      6.75%       05/15/21             5,893
          3,380     Series 1991-1078, Class GZ...........      6.50%       05/15/21             3,494
          1,104     Series 1992-1250, Class J............      7.00%       05/15/22             1,214
         32,914     Series 1992-1401, Class Q (b)........      1.12%       10/15/22            33,273
          8,498     Series 1994-1673, Class FB (b).......      1.06%       02/15/24             8,462
          1,666     Series 1996-1807, Class G............      9.00%       10/15/20             1,760
            100     Series 1996-1847, Class LL...........      7.50%       04/15/26               113
         20,949     Series 1998-2033, Class IA, IO.......      7.00%       02/15/28             2,873
            405     Series 1998-2056, Class TD...........      6.50%       05/15/18               416
          5,481     Series 1999-2130, Class KB...........      6.38%       03/15/29             6,071
         17,166     Series 1999-2174, Class PN...........      6.00%       07/15/29            19,350
             13     Series 2001-2366, Class MD...........      6.00%       10/15/16                13
            338     Series 2002-2399, Class PG...........      6.00%       01/15/17               340
            299     Series 2002-2447, Class LB...........      5.50%       05/15/17               302
          1,531     Series 2002-2453, Class BD...........      6.00%       05/15/17             1,558
         13,765     Series 2002-2542, Class ES...........      5.00%       12/15/17            14,004
            729     Series 2003-2559, Class PB...........      5.50%       08/15/30               756
          6,532     Series 2003-2590, Class NV...........      5.00%       03/15/18             6,675
          4,295     Series 2003-2649, Class KA...........      4.50%       07/15/18             4,387
          4,254     Series 2003-2682, Class LC...........      4.50%       07/15/32             4,265
         24,790     Series 2004-2768, Class PW...........      4.25%       03/15/34            26,555
         11,837     Series 2004-2778, Class MM...........      5.25%       04/15/34            13,298
          2,866     Series 2004-2780, Class JA...........      4.50%       04/15/19             3,005
          1,247     Series 2005-2922, Class QE...........      5.00%       05/15/34             1,288
         41,794     Series 2005-2958, Class QJ...........      4.00%       04/15/20            42,961
         42,506     Series 2006-3114, Class GI, IO (b)...      6.08%       02/15/36            10,482
         64,286     Series 2006-3199, Class DS, IO (b)...      6.63%       08/15/36            13,685
          1,943     Series 2006-3237, Class CB...........      5.50%       07/15/36             2,052
         30,435     Series 2010-3758, Class M............      4.50%       10/15/38            31,948
          6,291     Series 2010-3775, Class KZ...........      4.00%       08/15/25             6,905
         19,755     Series 2011-3824, Class FA (b).......      0.67%       03/15/26            19,710
          4,337     Series 2012-3994, Class AE...........      1.63%       02/15/22             4,366
          2,906     Series 2012-4097, Class DC...........      1.50%       06/15/41             2,857
         19,212     Series 2013-4178, Class ZN...........      3.50%       03/15/43            19,959
          7,123     Series 2013-4253, Class TD...........      2.00%       07/15/40             7,158
                 Freddie Mac Strips
         30,563     Series 1994-169, Class IO, IO........      8.50%       03/01/23             6,290
                 Government National Mortgage Association
         16,485     Series 1999-30, Class S, IO (b)......      8.07%       08/16/29             4,007
         51,386     Series 2002-92, Class PB.............      5.50%       12/20/32            57,895


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Government National Mortgage Association (Continued)
$         4,087     Series 2004-42, Class LE.............      5.50%       07/20/33    $        4,123
            565     Series 2008-85, Class HP.............      4.00%       04/20/38               570
         13,002     Series 2009-29, Class TA.............      4.50%       03/16/39            13,754
            412     Series 2009-81, Class PA.............      5.50%       02/16/38               432
          2,555     Series 2009-93, Class PB.............      3.00%       12/16/38             2,583
         10,641     Series 2010-44, Class NK.............      4.00%       10/20/37            10,867
            792     Series 2010-117, Class MA............      2.50%       09/16/23               799
          5,768     Series 2010-121, Class PQ............      3.00%       02/20/39             5,875
          5,223     Series 2011-136, Class GB............      2.50%       05/20/40             5,297
         44,859     Series 2013-20, Class KI, IO.........      5.00%       01/20/43             6,899
                                                                                       --------------
                                                                                              644,795
                                                                                       --------------
                 PASS-THROUGH SECURITIES -- 2.9%
                 Federal Home Loan Mortgage Corporation
         20,741     Pool A47829..........................      4.00%       08/01/35            22,322
         11,938     Pool C01252..........................      6.50%       11/01/31            14,187
         26,523     Pool G06358..........................      4.00%       04/01/41            28,871
          9,334     Pool G11418..........................      6.50%       07/01/17             9,440
          5,683     Pool O20138 (b)......................      5.00%       11/01/30             6,335
         29,431     Pool U90316..........................      4.00%       10/01/42            32,014
                 Federal National Mortgage Association
          9,351     Pool 888366..........................      7.00%       04/01/37            11,088
         20,799     Pool 890383..........................      4.00%       01/01/42            22,550
         33,806     Pool AD0659..........................      6.00%       02/01/23            36,911
         15,842     Pool AH1568..........................      4.50%       12/01/40            17,473
         13,306     Pool AL0791..........................      4.00%       02/01/41            14,499
         33,035     Pool AS9194..........................      4.50%       12/01/44            36,978
         66,457     Pool AU4289..........................      4.00%       09/01/43            71,983
         10,694     Pool MA0561..........................      4.00%       11/01/40            11,519
         52,571     Pool MA1028..........................      4.00%       04/01/42            56,685
                 Government National Mortgage Association
         16,426     Pool 3428............................      5.00%       08/20/33            18,461
         17,740     Pool 3500............................      5.50%       01/20/34            20,125
         12,473     Pool 3711............................      5.50%       05/20/35            14,089
         42,486     Pool MA3525..........................      5.50%       03/20/46            47,006
                                                                                       --------------
                                                                                              492,536
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.............       1,137,331
                 (Cost $1,119,112)                                                     --------------


MORTGAGE-BACKED SECURITIES -- 0.7%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
                 BCAP LLC Trust
          7,858     Series 2009-RR4, Class 2A1 (b) (c)...      3.18%       07/26/36             7,883
                 Credit Suisse First Boston Mortgage
                   Securities Corp.
          2,391     Series 2004-4, Class 1A3.............      5.75%       08/25/34             2,428
                 Jefferies Resecuritization Trust
          6,301     Series 2009-R7, Class 4A1 (b) (c)....      3.18%       09/26/34             6,279
                 JPMorgan Resecuritization Trust
          7,459     Series 2009-7, Class 5A1 (b) (c).....      6.00%       02/27/37             7,490


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 MASTR Alternative Loan Trust
 $       5,976      Series 2004-10, Class 2A1............      5.50%       10/25/19    $        6,142
                 MASTR Asset Securitization Trust
         6,141      Series 2003-5, Class 2A1.............      5.00%       06/25/18             6,361
         3,650      Series 2004-1, Class 5A4.............      5.50%       02/25/34             3,738
                 Prime Mortgage Trust
            12      Series 2004-CL1, Class 2A1...........      5.00%       02/25/19                12
                 RAAC Trust
         3,551      Series 2005-SP1, Class 2A1...........      5.25%       09/25/34             3,629
                 Structured Asset Mortgage Investments
                   Trust
        13,837      Series 1999-1, Class 2A (b)..........      8.91%       06/25/29            14,157
                 Structured Asset Securities Corp.
                   Mortgage Pass-Through Certificates
         3,926      Series 2004-21XS, Class 2A6A.........      4.74%       12/25/34             4,004
                 WAMU Mortgage Pass-Through Certificates
           475      Series 2002-S8, Class 2A7............      5.25%       01/25/18               479
                 Wells Fargo Alternative Loan Trust
         1,426      Series 2007-PA5, Class 2A1...........      6.00%       11/25/22             1,440
                 Wells Fargo Mortgage Backed-Securities
                   Trust
         3,353      Series 2006-17, Class A4.............      5.50%       11/25/21             3,411
                                                                                       --------------
                                                                                               67,453
                                                                                       --------------

                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                 Bear Stearns Commercial Mortgage
                   Securities Trust
         44,873     Series 2007-PW16, Class A1A (b)......      5.72%       06/11/40            45,721
                                                                                       --------------
                 TOTAL MORTGAGE-BACKED SECURITIES....................................         113,174
                 (Cost $112,287)                                                       --------------

ASSET-BACKED SECURITIES -- 0.1%

                 AFC Home Equity Loan Trust
          1,076     Series 1997-4, Class 1A2 (b).........      1.24%       12/22/27               968
                 Bear Stearns Asset Backed Securities
                   Trust
          8,702     Series 2005-SD1, Class 1A3 (b).......      0.93%       08/25/43             8,631
                 Conseco Financial Corp.
          1,859     Series 1993-4, Class A5..............      7.05%       01/15/19             1,894
                 Structured Asset Securities Corp.
                   Mortgage Loan Trust
          4,036     Series 2007-BC4, Class A3 (b)........      0.78%       11/25/37             4,044
                                                                                       --------------
                 TOTAL ASSET-BACKED SECURITIES.......................................          15,537
                 (Cost $15,150)                                                        --------------

                 TOTAL INVESTMENTS -- 97.7%..........................................      16,661,107
                 (Cost $15,916,865) (d)
                 NET OTHER ASSETS AND LIABILITIES -- 2.3%............................         396,074
                                                                                       --------------
                 NET ASSETS -- 100.0%................................................  $   17,057,181
                                                                                       ==============


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at September 30, 2016.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At September 30, 2016, securities noted as such amounted to $21,652 or 0.13% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $885,092 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $140,850.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $     6,576,898  $   6,576,898  $            --  $           --
Common Stocks*................................        3,632,362      3,632,362               --              --
Real Estate Investment Trusts*................        1,905,165      1,905,165               --              --
U.S. Government Bonds and Notes...............        1,685,470             --        1,685,470              --
Master Limited Partnerships*..................        1,595,170      1,595,170               --              --
U.S. Government Agency Mortgage-Backed........
    Securities................................        1,137,331             --        1,137,331              --
Mortgage-Backed Securities....................          113,174             --          113,174              --
Asset-Backed Securities.......................           15,537             --           15,537              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    16,661,107  $  13,709,595  $     2,951,512  $           --
                                                ===============  =============  ===============  ==============

================================================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Exchange-Traded Funds                                38.5%
Common Stocks                                        21.3
Real Estate Investment Trusts                        11.2
U.S. Government Bonds and Notes                       9.9
Master Limited Partnerships                           9.3
U.S. Government Agency Mortgage-Backed Securities     6.7
Mortgage-Backed Securities                            0.7
Asset-Backed Securities                               0.1
                                                    ------
Total Investments                                    97.7
Net Other Assets & Liabilities                        2.3
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.1%

                 CAPITAL MARKETS - 99.1%
          3,456  First Trust Brazil AlphaDEX(R) Fund (a).............................  $       48,004
         25,364  First Trust Consumer Discretionary AlphaDEX(R) Fund (a).............         894,081
         18,725  First Trust Consumer Staples AlphaDEX(R) Fund (a)...................         869,402
          2,538  First Trust Developed Markets ex-US AlphaDEX(R) Fund (a)............         124,996
         11,302  First Trust Dow Jones Internet Index Fund (a) (b)...................         921,791
          5,835  First Trust Emerging Markets AlphaDEX(R) Fund (a)...................         121,310
         59,949  First Trust Energy AlphaDEX(R) Fund (a).............................         924,414
          1,329  First Trust Germany AlphaDEX(R) Fund (a)............................          49,837
          1,641  First Trust ISE Chindia Index Fund (a)..............................          49,771
         19,618  First Trust Large Cap Growth AlphaDEX(R) Fund (a)...................         990,219
          2,661  First Trust Latin America AlphaDEX(R) Fund (a)......................          48,324
         18,855  First Trust Mid Cap Core AlphaDEX(R) Fund (a).......................         993,658
         31,892  First Trust Mid Cap Growth AlphaDEX(R) Fund (a).....................         986,101
          1,230  First Trust Switzerland AlphaDEX(R) Fund (a)........................          50,565
         34,253  First Trust Utilities AlphaDEX(R) Fund (a)..........................         888,180
          5,373  iShares Core U.S. Aggregate Bond ETF ...............................         604,033
          7,651  SPDR Barclays Convertible Securities ETF ...........................         354,700
         12,364  SPDR Barclays Emerging Markets Local Bond ETF (b)...................         350,272
          4,398  SPDR Barclays Long Term Treasury Bond ETF ..........................         347,706
          7,595  SPDR Wells Fargo Preferred Stock ETF ...............................         345,421
                                                                                       --------------
                 TOTAL INVESTMENTS - 99.1% ..........................................       9,962,785
                 (Cost $9,732,726) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.9% ............................          92,071
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $   10,054,856
                                                                                       ==============

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $244,915 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,856.


                     See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $     9,962,785  $   9,962,785  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Domestic ETFs                                        74.3%
Fixed-Income ETFs                                    19.9
International ETFs                                    4.9
                                                    ------
Total Investments                                    99.1
Net Other Assets & Liabilities                        0.9
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2016 (UNAUDITED)

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advior's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2016 (UNAUDITED)

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2016 (UNAUDITED)

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at September 30, 2016, and for the fiscal year-to-date period (January 1, 2016 to September 30, 2016) are as follows:

                                                                        SHARE ACTIVITY
                                                      --------------------------------------------------
                                                      BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                         12/31/2015    PURCHASES      SALES      9/30/2016    9/30/2016
---------------------------------------------------------------------------------------------------------------------
First Trust Low Duration Opportunities ETF                    --       3,297         (3,297)          --   $       --
First Trust Preferred Securities and Income ETF           45,430      13,160         (6,120)      52,470    1,025,788
First Trust Senior Loan Fund                              37,730      20,166         (2,150)      55,746    2,702,009
First Trust Tactical High Yield ETF                       17,680       6,176         (2,890)      20,966    1,019,786
                                                                                                           ----------
                                                                                                           $4,747,583
                                                                                                           ==========


Amounts relating to these investments in First Trust Dorsey Wright at September 30, 2016, and for the fiscal year-to-date period (January 1, 2016 to September 30, 2016) are as follows:

                                                                        SHARE ACTIVITY
                                                      --------------------------------------------------
                                                      BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                         12/31/2015   PURCHASES      SALES       9/30/2016    9/30/2016
---------------------------------------------------------------------------------------------------------------------
First Trust Brazil AlphaDEX(R) Fund                           --       5,134         (1,678)       3,456   $   48,004
First Trust Consumer Discretionary AlphaDEX(R) Fund       11,835      34,941        (21,412)      25,364      894,081
First Trust Consumer Staples AlphaDEX(R) Fund             10,272      24,126        (15,673)      18,725      869,402
First Trust Developed Markets Ex-US AlphaDEX(R) Fund       1,405       2,672         (1,539)       2,538      124,996
First Trust Dow Jones Internet Index Fund                  7,025      14,842        (10,565)      11,302      921,791
First Trust Emerging Markets AlphaDEX(R) Fund              3,196       6,821         (4,182)       5,835      121,310
First Trust Energy AlphaDEX(R) Fund                           --      78,665        (18,716)      59,949      924,414
First Trust Germany AlphaDEX(R) Fund                         760       1,316           (747)       1,329       49,837
First Trust Health Care AlphaDEX(R) Fund                   7,993       3,663        (11,656)          --           --
First Trust Hong Kong AlphaDEX(R) Fund                       707         249           (956)          --           --
First Trust ISE Chindia Index Fund                           870       1,914         (1,143)       1,641       49,771
First Trust Japan AlphaDEX(R) Fund                            --       1,663         (1,663)          --           --
First Trust Large Cap Growth AlphaDEX(R) Fund                 --      36,367        (16,749)      19,618      990,219
First Trust Latin America AlphaDEX(R) Fund                    --       3,179           (518)       2,661       48,324
First Trust Mid Cap Core AlphaDEX(R) Fund                 10,218      28,280        (19,643)      18,855      993,658
First Trust Mid Cap Growth AlphaDEX(R) Fund               18,758      41,385        (28,251)      31,892      986,101
First Trust NYSE Arca Biotechnology Index Fund             5,574       1,965         (7,539)          --           --
First Trust Small Cap Growth AlphaDEX(R) Fund             18,576       6,550        (25,126)          --           --
First Trust Switzerland AlphaDEX(R) Fund                     692       1,230           (692)       1,230       50,565
First Trust United Kingdom AlphaDEX(R) Fund                  698       1,215         (1,913)          --           --
First Trust Utilities AlphaDEX(R) Fund                        --      63,238        (28,985)      34,253      888,180
                                                                                                           ----------
                                                                                                           $7,960,653
                                                                                                           ==========

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2016 to September 30, 2016), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $46,923,696 and $45,498,024, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
            -------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 21, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.